                   PIMCO Funds Prospectus

                   --------------------------------------------------------------------------------
Pacific            SHORT DURATION BOND FUNDS
Investment         Money Market Fund                          Low Duration Fund II
Management         Short-Term Fund                            Low Duration Fund III
Series             Low Duration Fund                          Low Duration Mortgage Fund
                   --------------------------------------------------------------------------------
March 31, 2000     INTERMEDIATE DURATION BOND FUNDS
(as supplemented   Moderate Duration Fund                     Total Return Fund III
May 1, 2000)       Real Return Bond Fund                      Total Return Mortgage Fund
                   Total Return Fund                          Investment Grade Corporate Bond Fund
Share Classes      Total Return Fund II                       High Yield Fund
                   --------------------------------------------------------------------------------
Ins Institutional

Adm Administrative LONG DURATION BOND FUNDS
                   Long-Term U.S. Government Fund             Long Duration Fund
                   --------------------------------------------------------------------------------
                   TAX EXEMPT BOND FUNDS
                   Short Duration Municipal                   California Intermediate
                    Income Fund                                Municipal Bond Fund
                   Municipal Bond Fund                        New York Intermediate
                                                               Municipal Bond Fund
                   --------------------------------------------------------------------------------
                   INTERNATIONAL BOND FUNDS
                   Global Bond Fund                           Foreign Bond Fund
                   Global Bond Fund II                        Emerging Markets Bond Fund
                   --------------------------------------------------------------------------------
                   STOCK AND BOND FUNDS
                   Strategic Balanced Fund                    Convertible Fund
                   --------------------------------------------------------------------------------
                   STOCK FUNDS
                   StocksPLUS Fund

                                                                                          P I M C 0
                   This cover is not part of the Prospectus                               ---------
                                                                                              FUNDS

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 27 mutual funds offered by PIMCO Funds:
Funds:      Pacific Investment Management Series. The Funds provide access to
Pacific     the professional investment advisory services offered by Pacific
Investment Investment Management Company ("PIMCO"). As of December 31, 1999, Management PIMCO managed approximately $186 billion in assets. The firm's
Series      institutional heritage is reflected in the PIMCO Funds offered in this Prospectus.
March 31,
2000        This Prospectus explains what you should know about the Funds
(as         before you invest. Please read it carefully.
supple-
mented      The Securities and Exchange Commission has not approved or
May 23,     disapproved these securities, or determined if this Prospectus is
2000)       truthful or complete. Any representation to the contrary is a criminal offense.

Share
Classes
Institu-
tional
and
Adminis-
trative





1 PIMCO Funds: Pacific Investment Management Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Money Market Fund..............................................   5
           Short-Term Fund................................................   7
           Low Duration Fund..............................................   9
           Low Duration Fund II...........................................  11
           Low Duration Fund III..........................................  13
           Low Duration Mortgage Fund.....................................  15
           Moderate Duration Fund.........................................  17
           Real Return Bond Fund..........................................  19
           Total Return Fund..............................................  21
           Total Return Fund II...........................................  23
           Total Return Fund III..........................................  25
           Total Return Mortgage Fund.....................................  27
           Investment Grade Corporate Bond Fund...........................  29
           High Yield Fund................................................  31
           Long-Term U.S. Government Fund.................................  33
           Long Duration Fund.............................................  35
           Short Duration Municipal Income Fund...........................  37
           Municipal Bond Fund............................................  39
           California Intermediate Municipal Bond Fund....................  41
           New York Municipal Bond Fund...................................  43
           Global Bond Fund...............................................  45
           Global Bond Fund II............................................  47
           Foreign Bond Fund..............................................  49
           Emerging Markets Bond Fund.....................................  51
           Strategic Balanced Fund........................................  53
           Convertible Fund...............................................  55
           StocksPLUS Fund................................................  57
         Summary of Principal Risks.......................................  59
         Management of the Funds..........................................  62
         Investment Options...............................................  65
         Purchases, Redemptions and Exchanges.............................  66
         How Fund Shares are Priced.......................................  70
         Fund Distributions...............................................  71
         Tax Consequences.................................................  72
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  73
         Financial Highlights.............................................  83
         Appendix A--Description of Securities Ratings.................... A-1

                                                                   Prospectus

            Summary Information

The table below compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.


                                                                                                                 Non-U.S.
                                                                                                                 Dollar
                                                                                                                 Denominated
                                       Main Investments   Duration                         Credit Quality(1)     Securities(2)
------------------------------------------------------------------------------------------------------------------------------------
 Short         Money Market            Money market       (less than or =)                 Min 95% Aaa or        0%
 Duration                              instruments        90 days dollar-                  Prime 1;
 Bond Funds                                               weighted average                 (less than or =)
                                                          maturity                         5% Aa or Prime 2
               ---------------------------------------------------------------------------------------------------------------------
               Short-Term              Money market       0-1 year                         B to Aaa; max 10%     0-5%(3)
                                       instruments and                                     below Baa
                                       short maturity
                                       fixed income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Low Duration            Short maturity     1-3 years                        B to Aaa; max 10%     0-20%(3)
                                       fixed income                                        below Baa
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Low Duration II         Short maturity     1-3 years                        A to Aaa              0%
                                       fixed income
                                       securities with
                                       quality and non-
                                       U.S. issuer
                                       restrictions
               ---------------------------------------------------------------------------------------------------------------------
               Low Duration III        Short maturity     1-3 years                        B to Aaa; max 10%     0-20%(3)
                                       fixed income                                        below Baa
                                       securities with
                                       prohibitions on
                                       firms engaged in
                                       socially
                                       sensitive
                                       practices
               ---------------------------------------------------------------------------------------------------------------------
               Low Duration Mortgage   Short and          1-3 years                        Baa to Aaa; max 10%   0%
                                       intermediate                                        below Aaa
                                       maturity
                                       mortgage-related
                                       fixed income
                                       securities
------------------------------------------------------------------------------------------------------------------------------------
 Intermediate  Moderate Duration       Short and          2-5 years                        B to Aaa; max 10%     0-20%(3)
 Duration Bond                         intermediate                                        below Baa
 Funds                                 maturity fixed
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Real Return Bond        Inflation-         N/A                              B to Aaa; max 10%     0-20%(3)
                                       indexed fixed                                       below Baa
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Total Return            Intermediate       3-6 years                        B to Aaa; max 10%     0-20%(3)
                                       maturity fixed                                      below Baa
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Total Return II         Intermediate       3-6 years                        Baa to Aaa            0%
                                       maturity fixed
                                       income
                                       securities with
                                       quality and
                                       non-U.S. issuer
                                       restrictions
               ---------------------------------------------------------------------------------------------------------------------
               Total Return III        Intermediate       3-6 years                        B to Aaa; max 10%     0-20%(3)
                                       maturity fixed                                      below Baa
                                       income
                                       securities with
                                       prohibitions on
                                       firms engaged in
                                       socially
                                       sensitive
                                       practices
               ---------------------------------------------------------------------------------------------------------------------
               Total Return Mortgage   Intermediate       2-6 years                        Baa to Aaa; max 10%   0%
                                       maturity                                            below Aaa
                                       mortgage-related
                                       fixed income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Investment Grade        Corporate fixed    3-7 years                        B to Aaa; max 10%     0-20%(3)
               Corporate Bond          income                                              below Baa
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               High Yield              Higher yielding    2-6 years                        B to Aaa; min 65%     0-15%(4)
                                       fixed income                                        below Baa
                                       securities
------------------------------------------------------------------------------------------------------------------------------------
 Long Duration Long-Term               Long-term          (greater than or =) 8 years      A to Aaa              0%
 Bond Funds    U.S. Government         maturity fixed
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Long Duration           Long-term          (greater than or =) 8 years      B to Aaa; max 10%     0-20%(3)
                                       maturity fixed                                      below Baa
                                       income
                                       securities
------------------------------------------------------------------------------------------------------------------------------------
 Tax Exempt    Short Duration          Short and          0-2 years                        Baa to Aaa            0%
 Bond Funds    Municipal Income        intermediate
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal income
                                       tax)
               ---------------------------------------------------------------------------------------------------------------------
               Municipal Bond          Intermediate and   3-10 years                       Ba to Aaa; max        0%
                                       long-term                                           10% below Baa
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal income
                                       tax)
               ---------------------------------------------------------------------------------------------------------------------
               California Intermediate Intermediate       3-7 years                        B to Aaa; max 10%     0%
               Municipal Bond          maturity                                            below Baa
                                       municipal
                                       securities
                                       (exempt from
                                       federal and
                                       California
                                       income tax)
               ---------------------------------------------------------------------------------------------------------------------
               New York Municipal      Intermediate       3-12 years                       B to Aaa; max 10%     0%
               Bond                    and long-term                                       below Baa
                                       maturity
                                       municipal
                                       securities
                                       (exempt from
                                       federal and New
                                       York income tax)
------------------------------------------------------------------------------------------------------------------------------------
 International Global Bond             U.S. and non-      3-7 years                        B to Aaa; max         25-75%(5)
 Bond Funds                            U.S.                                                10% below Baa
                                       intermediate
                                       maturity fixed
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Global Bond II          U.S. and hedged    3-7 years                        B to Aaa; max         25-75%(5)
                                       non-U.S.                                            10% below Baa
                                       intermediate
                                       maturity fixed
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Foreign Bond            Intermediate       3-7 years                        B to Aaa; max         (greater than
                                       maturity hedged                                     10% below Baa         or =) 85%(5)
                                       non-U.S. fixed
                                       income
                                       securities
               ---------------------------------------------------------------------------------------------------------------------
               Emerging Markets Bond   Emerging market    0-8 years                        B to Aaa              (greater than
                                       fixed income                                                              or =) 80%(5)
                                       securities
------------------------------------------------------------------------------------------------------------------------------------
 Stock and     Strategic Balanced      Intermediate       0-6 years                        B to Aaa; max         0-20%(3)
 Bond                                  maturity fixed-                                     10% below Baa
 Funds                                 income
                                       securities and
                                       S&P 500 stock
                                       index
                                       derivatives
               ---------------------------------------------------------------------------------------------------------------------
               Convertible             Convertible        N/A                              Caa to Aaa; max       0-20%(3)
                                       securities                                          40% below Baa and
                                                                                           10% below B
------------------------------------------------------------------------------------------------------------------------------------
 Stock Funds   StocksPLUS              S&P 500 stock      0-1 year                         B to Aaa; max         0-20%(3)
                                       index                                               10% below Baa
                                       derivatives
                                       backed by a
                                       portfolio of
                                       short-term
                                       fixed-income
                                       securities


(1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Rating Service, or if unrated, determined by PIMCO to be of comparable quality.
(2) Each Fund (except the Low Duration II, Total Return II, Long-Term U.S. Government, Short-Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.
(3) The percentage limitation relates to non-U.S. dollar-denominated securities.
(4) The percentage limitation relates to euro-denominated securities.
(5) The percentage limitation relates to securities of foreign issuers denominated in any currency.

3   PIMCO Funds: Pacific Investment Management Series

            The "Fixed Income Funds" are the Money Market, Short-Term, Low
Fixed       Duration, Low Duration II, Low Duration III, Low Duration
Income      Mortgage, Moderate Duration, Real Return Bond, Total Return, Total
Instruments Return II, Total Return III, Total Return Mortgage, Investment
            Grade Corporate Bond, High Yield, Long-Term U.S. Government, Long
            Duration, Short Duration Municipal Income, Municipal Bond,
            California Intermediate Municipal Bond, New York Municipal Bond,
            Global Bond, Global Bond II, Foreign Bond, and Emerging Markets
            Bond Funds. Each Fixed Income Fund differs from the others primarily in the length of the Fund's duration or the proportion of its investments in certain types of fixed income securities.
            Each Fixed Income Fund invests at least 65% of its assets in "Fixed Income Instruments," which as used in this Prospectus includes:

            . securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities");
            . corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
            .  mortgage-backed and other asset-backed securities;
            . inflation-indexed bonds issued both by governments and corporations;
            . structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
            .  delayed funding loans and revolving credit facilities;
            . bank certificates of deposit, fixed time deposits and bankers' acceptances;
            .  repurchase agreements and reverse repurchase agreements;
            . debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;
            . obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities; and
            . obligations of international agencies or supranational entities.

Duration Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Credit      In this Prospectus, references are made to credit ratings of debt
Ratings     securities which measure an issuer's expected ability to pay principal and interest on time. Credit ratings are determined by rating organizations, such as Standard & Poor's Rating Service
            ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The following terms are generally used to describe the credit quality of debt securities depending on the security's credit rating or, if unrated, credit quality as determined by PIMCO:

            . high quality
            . investment grade
            . below investment grade ("high yield securities" or "junk bonds")

            For a further description of credit ratings, see "Appendix A-- Description of Securities Ratings."

Fund        The Funds provide a broad range of investment choices. The
Descrip-    following summaries identify each Fund's investment objective,
tions,      principal investments and strategies, principal risks, performance
Performance information and fees and expenses. A more detailed "Summary of
and Fees    Principal Risks" describing principal risks of investing in the
            Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds.

             An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
                                                                   Prospectus

            PIMCO Money Market Fund                      Ticker Symbols:
                                                         PMIXX (Inst Class).
                                                         PMAXX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Money market         Minimum 95% rated
and           current income,        instruments          Aaa or Prime 1;
Strategies    consistent with                             (less than or =) 5%
              preservation of        Average Portfolio    Aa or Prime 2
              capital and daily      Maturity
              liquidity                                   Dividend Frequency
                                     (less than or        Declared daily and
                                     =) 90 days           distributed monthly
                                     dollar-weighted
                                     average
                                     maturity


            The Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Fund also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Fund may not exceed 90 days. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.


             The Fund may invest in the following: obligations of the U.S.
            Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Fund may invest more than 25% of its total assets in securities or obligations issued by U.S. banks. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions in order to earn income.

             The Fund's investments will comply with applicable rules
            governing the quality, maturity and diversification of securities held by money market funds.

--------------------------------------------------------------------------------
Principal   An investment in the Fund is not insured or guaranteed by the
Risks       Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Market Risk
              .Credit Risk           .Issuer Risk
              .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/25/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. To obtain the Fund's current yield, call 1-800-927-4648. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
5

            Calendar Year Total Returns -- Institutional Class


  92     93     94     95     96     97     98     99       Highest and Lowest
 ----   ----   ----   ----   ----   ----   ----   ----      Quarter Returns
 3.44%  2.80%  3.92%  6.06%  5.28%  5.34%  5.34%  4.90%     (for periods shown
                                                            in the bar chart)
Calendar Year End (through 12/31)                           --------------------
                                                            Highest (4th Qtr.
                                                            '95)           1.72%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '93)           0.67%


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                 1 Year 5 Years (3/1/91)(3)
         -----------------------------------------------------------------------
         Institutional Class                     4.90%  5.38%   4.73%
         -----------------------------------------------------------------------
         Administrative Class                    4.63%  5.14%   4.48%
         -----------------------------------------------------------------------
         Salomon 3-Month Treasury Bill Index(1)  4.73%  5.20%   4.70%
         -----------------------------------------------------------------------
         Lipper Institutional Money Market Fund
          Average(2)                             4.92%  5.32%   4.77%
         -----------------------------------------------------------------------

            (1) The Salomon 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Institutional Money Market Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest in high quality financial instruments (rated in the top two grades) with dollar-weighted maturities of less than 90 days. It does not take into account sales charges.
            (3) The Fund commenced operations on 3/1/91. Index comparisons begin at 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         -----------------------------------------------------------------------
         Institutional   0.15%    None           0.20%       0.35%
         -----------------------------------------------------------------------
         Administrative  0.15     0.25%          0.20        0.60
         -----------------------------------------------------------------------


            (1) Other Expenses reflects a 0.20% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Class     Year 1   Year 3         Year 5      Year 10
         -----------------------------------------------------------------------
         Institutional   $36      $113           $197        $443
         -----------------------------------------------------------------------
         Administrative   61       192            335         750
         -----------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Short-Term Fund                       Ticker Symbols:
                                                        PTSHX (Inst. Class)
                                                        PSFAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Money market         B to Aaa; maximum
and           current income,        instruments and      10% below Baa
Strategies    consistent with        short maturity
              preservation of        fixed income         Dividend Frequency
              capital and daily      securities           Declared daily and
              liquidity                                   distributed monthly
                                     Average Portfolio
                                     Duration 0-1 year

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund will vary based on PIMCO's forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Fund is normally not expected to exceed three years.


             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Management Risk
              .Market Risk           .Mortgage Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (2/1/96), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
7

            Calendar Year Total Returns -- Institutional Class


                        [GRAPH]                             Highest and Lowest
                                                            Quarter Returns
 90    91    92    93    94    95    96    97    98    99   (for periods shown
----- ----- ----- ----- ----- ----- ----- ----- ----- ----- in the bar chart)
8.47% 6.65% 3.63% 4.62% 2.90% 9.21% 7.00% 6.51% 5.74% 5.24% --------------------
                                                            Highest (4th Qtr.
             Calendar Year End (through 12/31)              '95)           2.60%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)           0.19%




            Average Annual Total Returns (for periods ended 12/31/99)

                                                    1 Year   5 Years   10 Years
         -----------------------------------------------------------------------
         Institutional Class                        5.24%    6.73%     5.98%
         -----------------------------------------------------------------------
         Administrative Class                       4.97%    6.47%     5.72%
         -----------------------------------------------------------------------
         Salomon 3-Month Treasury Bill(1)           4.73%    5.20%     5.05%
         -----------------------------------------------------------------------
         Lipper Ultrashort Obligation Fund Avg(2)   4.58%    5.62%     5.59%
         -----------------------------------------------------------------------

            (1) The Salomon 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.
            (2) The Lipper Ultrashort Obligation Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         -----------------------------------------------------------------------
         Institutional   0.25%    None           0.20%       0.45%
         -----------------------------------------------------------------------
         Administrative  0.25     0.25%          0.20        0.70
         -----------------------------------------------------------------------


            (1) Other Expenses reflects a 0.20% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Class     Year 1   Year 3         Year 5      Year 10
         -----------------------------------------------------------------------
         Institutional   $46      $144           $252        $567
         -----------------------------------------------------------------------
         Administrative   72       224            390         871
         -----------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Low Duration Fund                         Ticker Symbols:
                                                            PTLDX (Inst. Class)
                                                            PLDAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       B to Aaa; maximum
and           total return,          fixed income         10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             1-3 years
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates.


             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/3/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
9

            Calendar Year Total Returns -- Institutional Class


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                 [GRAPH]                                    Highest (3rd Qtr.
                                                            '91)           3.90%
                                                            --------------------
                                                            Lowest (1st Qtr.
                                                            '94)          -0.32%

                  Calendar Year End (through 12/31)
  90     91     92     93     94     95     96     97     98     99
 ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
9.05%  13.46%  7.69%  7.76%  0.63% 11.93%  6.14%  8.24%  7.16%  2.97%

            Average Annual Total Returns (for periods ended 12/31/99)

                                                         1 Year 5 Years 10 Years
            --------------------------------------------------------------------
         Institutional Class                             2.97%  7.25%   7.44%
            --------------------------------------------------------------------
         Administrative Class                            2.72%  6.98%   7.18%
            --------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)        3.06%  6.51%   6.59%
            --------------------------------------------------------------------
         Lipper Short Investment Grade Debt Fund Avg(2)  2.81%  5.95%   6.36%
            --------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         ------------------------------------------------------------------
         Institutional   0.25%    None           0.18%       0.43%
         ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.18        0.68
         ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.18% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
         ------------------------------------------------------------------
         Institutional   $44      $138           $241        $542
         ------------------------------------------------------------------
         Administrative   69       218            379         847
         ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Low Duration Fund II                      Ticker Symbols:

                                                            PLDTX (Inst.Class)

                                                            PDFAX (Admin.Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       A to Aaa
and           total return,          fixed income
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio
              prudent                Duration             Declared daily and
              investment             1-3 years            distributed monthly
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated A or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal
Risks Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Liquidity Risk
              .Market Risk           .Mortgage Risk         .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (2/2/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
11

            Calendar Year Total Returns -- Institutional Class


                                             Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                [GRAPH]                      ----------------------------------
                                             Highest (1st Qtr. '95)      3.83%
                                             ----------------------------------
                                             Lowest (1st Qtr. '94)      -0.60%

  92      93     94     95      96     97     98     99
 -----  -----  -----  ------   -----  -----  -----  -----
 6.23%  6.58%  0.32%  11.78%   5.22%  7.62%  6.60%  2.55%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                   1 Year 5 Years (11/1/91)(3)
            --------------------------------------------------------------------
         Institutional Class                       2.55%  6.71%   6.08%
            --------------------------------------------------------------------
         Administrative Class                      2.29%  6.44%   5.81%
            --------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)  3.06%  6.51%   5.80%
            --------------------------------------------------------------------
         Lipper Short Investment Grade Debt
          Fund Avg(2)                              2.81%  5.95%   5.59%
            --------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.
            (3) The Fund began operations on 11/1/91. Index comparisons began on 10/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
         ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
         ------------------------------------------------------------------
         Administrative   77       240            417         930
         ------------------------------------------------------------------

                                                                   Prospectus 12

            PIMCO Low Duration Fund III                    Ticker Symbols:
                                                           PLDIX  (Inst. Class)
                                                           N/A  (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       B to Aaa; maximum
and           total return,          fixed income         10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             1-3 years
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to PIMCO, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (3/19/99), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
13

            Calendar Year Total Returns -- Institutional Class


                                                            Highest and Lowest
                      [GRAPH]                               Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '98)           2.66%
                     97     98     99                       --------------------
                   -----  -----  -----                      Lowest (2nd Qtr.
                   7.12%  6.65%  2.73%                      '99)           0.29%

                 Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                         1 Year (12/31/96)
            ------------------------------------------------------------------
         Institutional Class                             2.73%  5.48%
            ------------------------------------------------------------------
         Administrative Class                            2.48%  5.22%
            ------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)        3.06%  5.56%
            ------------------------------------------------------------------
         Lipper Short Investment Grade Debt Fund Avg(2)  2.81%  4.93%
            ------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to
             2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper Short Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical
             Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
         ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
         ------------------------------------------------------------------
         Administrative   77       240            417         930
         ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Low Duration Mortgage Fund                Ticker Symbols:
                                                            N/A (Inst. Class)
                                                            N/A  (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short maturity       Baa to Aaa; maximum
and           total return,          mortgage-related     10% below Aaa
Strategies    consistent with        fixed income
              preservation of        securities
              capital and                                 Dividend Frequency
              prudent                Average Portfolio    Declared daily and
              investment             Duration             distributed monthly
              management             1-3 years


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.


             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Mortgage Risk         .Foreign Investment
              .Credit Risk           .Derivatives Risk       Risk
              .Market Risk           .Liquidity Risk        .Leveraging Risk
              .Issuer Risk                                  .Management Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            The Administrative Class of the Fund had not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.


  PIMCO Funds: Pacific Investment Management Series
15

            Calendar Year Total Returns -- Institutional Class


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '98)           2.82%
                                                            --------------------
                                                            Lowest (4th Qtr.
                                                            '99)          -0.48%
                       [GRAPH]

                       98     99
                     -----  -----
                     6.10%  2.86%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                   Fund Inception
                                                      1 Year       (7/31/97)
            ---------------------------------------------------------------------
         Institutional Class                          2.86%        5.53%
            ---------------------------------------------------------------------
         Merrill Lynch 1-3 Year Treasury Index(1)     3.06%        5.22%
            ---------------------------------------------------------------------
         Lipper U.S. Mortgage Fund Avg(2)             0.65%        4.12%
            ---------------------------------------------------------------------

            (1) The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S Treasury obligations having maturities from one to 2.99 years. It is not possible to invest directly in the index.
            (2) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.26%       0.51%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.26        0.76
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $52      $164           $285        $640
            ------------------------------------------------------------------
         Administrative   78       243            422         942
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Moderate Duration Fund                     Ticker Symbols:
                                                             PMDRX (Inst. Class)
                                                             N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Short and            B to Aaa; maximum
and           total return,          intermediate         10% below Baa
Strategies    consistent with        maturity fixed
              preservation of        income securities    Dividend Frequency
              capital and
              prudent                Average Portfolio    Declared daily and
              investment             Duration 2-5 years   distributed monthly
              management







            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a two- to five-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:



              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

17 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                 Highest and Lowest Quarter
                                                 Returns (for periods shown
                        [GRAPH]                  in the bar chart)
                                                 -------------------------------
                      97     98     99           Highest (3rd Qtr. '98)    4.26%
                    -----  -----  -----          -------------------------------
                    7.97%  8.11%  0.89%          Lowest (2nd Qtr.'99)     -0.64%



                 Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                          1 Year (12/31/96)
            -------------------------------------------------------------------
         Institutional Class                              0.89%  5.61%
            -------------------------------------------------------------------
         Lehman Brothers Intermediate
          Government/Corporate Bond Index(1)              0.39%  5.50%
            -------------------------------------------------------------------
         Lipper Short Intermediate Investment Grade Debt
          Fund Avg(2)                                     0.89%  4.75%
            -------------------------------------------------------------------

         (1) The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index of fixed income securities having maturities from 1 to 9.99 years. It is not possible to invest directly in the index.
         (2) The Lipper Short Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.20%       0.45%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.20        0.70
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.20% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $46      $144           $252        $567
            ------------------------------------------------------------------
         Administrative   72       224            390         871
            ------------------------------------------------------------------

                                                                   Prospectus 18

            PIMCO Real Return Bond Fund                    Ticker Symbols:
                                                           PRRIX  (Inst. Class)
                                                           N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Inflation-indexed    B to Aaa; maximum
and           real return,           fixed income         10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              real capital and       Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             See description
              management             below


            The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

             Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of this Fund will normally vary approximately within the range of the average real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate, which as of March 7, 2000 was 9.0 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of the Fund will generally vary within a one- to five-year time frame, although this range is subject to change.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Issuer Non-           .Management Risk
              .Issuer Risk            Diversification Risk
                                     .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

19
  PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class



                                                            Highest and Lowest
                        [GRAPH]                             Quarter Returns

                                                            (for periods shown
                       98     99                            in the bar chart)
                      -----  -----                          --------------------
                      5.21%  5.72%                          Highest (3rd Qtr.
                                                            '98)           3.19%
                                                            --------------------
                                                            Lowest (4th Qtr.
                                                            '98)          -0.05%
                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                      1 Year     (1/29/97)(3)
            -------------------------------------------------------------------
         Institutional Class                          5.72%      5.13%
            -------------------------------------------------------------------
         Lehman Brothers Inflation Linked Treasury
          Index(1)                                    2.36%      2.99%
            -------------------------------------------------------------------
         Lipper Short U.S. Government Fund Avg(2)     2.50%      4.57%
            -------------------------------------------------------------------

            (1) The Lehman Brothers Inflation Linked Treasury Index is an
             unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market with an average duration of 3.2 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges.
            (3) The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.27%       0.52%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.27        0.77
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $53      $167           $291        $653
            ------------------------------------------------------------------
         Administrative   79       246            428         954
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Total Return Fund                     Ticker Symbols:
                                                        PTTRX (Inst.Class)
                                                        PTRAX  (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         B to Aaa; maximum
and           total return,          maturity fixed       10% below Baa
Strategies    consistent with        income securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             3-6 years
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates.


             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:
              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/8/94), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
21

            Calendar Year Total Returns -- Institutional Class


                                             Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                                             ----------------------------------
                                             Highest (3rd Qtr. '91)       6.66%
                                             ----------------------------------
                       [GRAPH]               Lowest (1st Qtr. '94)       -2.69%

  89      90    91    92      93      94      95     96      97     98      99
------  ----- ------ -----  ------  ------  ------  -----  ------  -----  -----
-
14.24%  8.05% 19.55% 9.73%  12.51%  -3.58%  19.77%  4.69%  10.16%  9.76% -0.28%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                  1 Year    5 Years   10 Years
            ------------------------------------------------------------------
         Institutional Class                      -0.28%    8.62%     8.80%
            ------------------------------------------------------------------
         Administrative Class                     -0.53%    8.35%     8.54%
            ------------------------------------------------------------------
         Lehman Aggregate Bond Index(1)           -0.82%    7.73%     7.70%
            ------------------------------------------------------------------
         Lipper Intermediate Investment
          Grade Debt Fund Avg(2)                  -1.31%    6.79%     7.09%
            ------------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.18%       0.43%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.18        0.68
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.18% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $44      $138           $241        $542
            ------------------------------------------------------------------
         Administrative   69       218            379         847
            ------------------------------------------------------------------

                                                                   Prospectus 22

            PIMCO Total Return Fund II                      Ticker Symbols:
                                                            PMBIX (Inst. Class)
                                                            PRADX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         Baa to Aaa
and           total return,          maturity fixed
Strategies    consistent with        income securities    Dividend Frequency
              preservation of                             Declared daily and
              capital and            Average Portfolio    distributed monthly
              prudent                Duration
              investment             3-6 years
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Liquidity Risk
              .Market Risk           .Mortgage Risk         .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (11/30/94), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
23

            Calendar Year Total Returns -- Institutional Class


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (3rd Qtr.
                                                            '92)           5.57%
                     [GRAPH]                                --------------------
                                                            Lowest (1st Qtr.
                                                            '94)          -2.60%


  92      93      94      95     96     97     98     99
-----  ------  ------  ------  -----  -----  -----  ------
9.43%  10.90%  -2.21%  18.97%  3.85%  9.99%  9.62%  -1.07%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                              Fund Inception
                                               1 Year 5 Years (12/30/91)(3)
            ----------------------------------------------------------------
         Institutional Class                   -1.07% 8.07%   7.25%
            ----------------------------------------------------------------
         Administrative Class                  -1.32% 7.79%   6.98%
            ----------------------------------------------------------------
         Lehman Aggregate Bond Index(1)        -0.82% 7.73%   6.55%
            ----------------------------------------------------------------
         Lipper Intermediate Investment Grade
          Debt Fund Avg(2)                     -1.31% 6.79%   6.14%
            ----------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Index comparisons began on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

          Share Class    Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Total Return Fund III                     Ticker Symbols:
                                                            PTSAX (Inst. Class)
                                                            PRFAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks maximum         Intermediate        B to Aaa; maximum 10%
and           total return,         maturity fixed      below Baa
Strategies    consistent with       income
              preservation of       securities          Dividend Frequency
              capital and                               Declared daily and
              prudent               Average Portfolio   distributed monthly
              investment            Duration
              management            3-6 years


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals or military equipment, or the operation of gambling casinos. The Fund will also avoid, to the extent possible on the basis of information available to the Adviser, the purchase of securities of issuers engaged in the production or trade of pornographic materials. An issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities.

             The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Interest Rate Risk    .Derivatives Risk     .Currency Risk
             .Credit Risk           .Liquidity Risk       .Leveraging Risk
             .Market Risk           .Mortgage Risk        .Management Risk
             .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (4/11/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
25

            Calendar Year Total Returns -- Institutional Class

                                                Highest and Lowest Quarter
                                               Returns (for periods shown
                                               in the bar chart)
                                               -------------------------------
                                               Highest (1st Qtr. '95)     5.73%
                                               -------------------------------
                  [GRAPH]                      Lowest (1st Qtr. '94)     -2.68%

  92      93     94      95     96      97      98      99
-----  ------  ------  ------  -----  ------  ------  ------
9.02%  12.64%  -3.43%  19.23%  4.63%  10.21%  10.37%  -0.95%

                 Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                              Fund Inception
                                               1 Year 5 Years (5/1/91)(3)
            ----------------------------------------------------------------
         Institutional Class                   -0.95% 8.49%   8.49%
            ----------------------------------------------------------------
         Administrative Class                  -1.20% 8.21%   8.22%
            ----------------------------------------------------------------
         Lehman Aggregate Bond Index(1)        -0.82% 7.73%   7.38%
            ----------------------------------------------------------------
         Lipper Intermediate Investment Grade
          Debt Fund Avg(2)                     -1.31% 6.79%   6.96%
            ----------------------------------------------------------------

            (1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.
            (2) The Lipper Intermediate Investment Grade Debt Fund Average is
                a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.
            (3) The Fund began operations on 5/1/91. Index comparisons began on 4/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus 26

            PIMCO Total Return Mortgage Fund                  Ticker Symbols:
                                                              N/A (Inst. Class)
                                                              N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         Baa to Aaa; maximum
and           total return,          maturity fixed       10% below Aaa
Strategies    consistent with        income securities    Dividend Frequency
              preservation of
              capital and                                 Declared daily and
              prudent                Average Portfolio    distributed monthly
              investment             Duration 2-6 years
              management






            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls). The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in securities that are in the highest rating category, but may invest up to 10% of its assets in investment grade securities rated below Aaa by Moody's or AAA by S&P, subject to a minimum rating of Baa by Moody's or BBB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Mortgage Risk         .Foreign Investment
              .Credit Risk           .Derivatives Risk       Risk
              .Market Risk           .Liquidity Risk        .Leveraging Risk
              .Issuer Risk                                  .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

27 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                      [GRAPH]               Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                     98     99              ------------------------------------
                   -----  -----             Highest (3rd Qtr. '98)        2.78%
                   7.23%  2.42%             ------------------------------------
                                            Lowest (2nd Qtr. '99)        -0.13%

        Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                                       Fund Inception
                                                  1 Year               (7/31/97)
            -------------------------------------------------------------------------
         Institutional Class                      2.42%                6.04%
            -------------------------------------------------------------------------
         Lehman Mortgage Index(1)                 1.86%                5.06%
            -------------------------------------------------------------------------
         Lipper U.S. Mortgage Fund Avg(2)         0.65%                4.12%
            -------------------------------------------------------------------------

            (1) The Lehman Brothers Mortgage Index is an unmanaged index of mortgage-related fixed income securities with an average duration of 4.27 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper U.S. Mortgage Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

         (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

         Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Share Class
          Year 1         Year 3   Year 5         Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus 28

            PIMCO Investment Grade Corporate Bond Fund        Ticker Symbols:
                                                              N/A (Inst. Class)
                                                              N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Corporate fixed      B to Aaa; maximum
and           total return,          income               10% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration 3-7 years   distributed monthly
              investment
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO's forecast for interest rates.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summary for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not yet have a full calendar year of performance. Information Thus, no bar chart or annual returns table is included for the
            Fund.


  PIMCO Funds: Pacific Investment Management Series
29

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO High Yield Fund                           Ticker Symbols:
                                                            PHIYX Inst. Class)
                                                            PHYAX (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Higher yielding      B to Aaa; minimum
and           total return,          fixed income         65% below Baa
Strategies    consistent with        securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration 2-6 years   distributed monthly
              investment
              management







            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest up to 15% of its assets in derivative
            instruments, such as options, futures contracts or swap agreements. The Fund may invest all of its assets in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Issuer Risk        .Foreign Investment Risk
              .Credit Risk         .Liquidity Risk     .Currency Risk
              .High Yield Risk     .Derivatives Risk   .Leveraging Risk
              .Market Risk         .Mortgage Risk      .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/16/95), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
31

            Calendar Year Total Returns -- Institutional Class


                        [GRAPH]                     Highest and Lowest Quarter
                                                    Returns (for periods shown
  93      94      95     96      97     98     99   in the bar chart)
------  -----  ------  ------  ------  -----  ----- ----------------------------
18.70%  2.39%  20.68%  11.68%  12.21%  6.54%  2.82% Highest (1st Qtr.'93)  6.27%
                                                    ----------------------------
                                                    Lowest (3rd Qtr.'98)  -1.76%

                 Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                               Fund Inception
                                                1 Year 5 Years (12/16/92)(3)
            -----------------------------------------------------------------
         Institutional Class                    2.82%  10.82%  10.63%
            -----------------------------------------------------------------
         Administrative Class                   2.57%  10.55%  10.36%
            -----------------------------------------------------------------
         Lehman Brothers BB Intermediate
          Corporate Index(1)                    2.20%   9.38%   8.85%
            -----------------------------------------------------------------
         Lipper High Current Yield Fund Avg(2)  4.53%   8.84%   8.65%
            -----------------------------------------------------------------

            (1) The Lehman Brothers BB Intermediate Corporate Index is an
                unmanaged index comprised of various fixed income securities rated BB with an average duration of 4.40 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper High Current Yield Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that aim at high (relative) current yield from fixed income securities, have not quality or maturity restrictions, and tend to invest in lower grade debt issues. It does not take into account sales charges.
            (3) The Fund began operations on 12/16/92. Index comparisons began on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

          Share Class    Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus 32

            PIMCO Long-Term U.S. Government Fund            Ticker Symbols:
                                                            PGOVX(Inst. Class)
                                                            PLGBX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Long-term            A to Aaa
and           total return,          maturity fixed
Strategies    consistent with        income securities    Dividend
              preservation of                             Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             (greater than or
              management             =) 8 years


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. The Fund also may obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Fund will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Fund is normally expected to be more than ten years.

             The Fund's investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may only invest up to 10% of its assets in securities rated A by Moody's or S&P, and may only invest up to 25% of its assets in securities rated Aa by Moody's or AA by S&P.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Issuer Risk           .Leveraging Risk
              .Credit Risk           .Derivatives Risk      .Management Risk
              .Market Risk           .Mortgage Risk


            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/23/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.


  PIMCO Funds: Pacific Investment Management Series
33

            Calendar Year Total Returns -- Institutional Class

                                    [GRAPH]


  92      93      94      95     96      97      98      99
------  ------  ------  ------  -----  ------  ------  ------
11.93%  18.57%  -7.39%  31.57%  0.71%  15.02%  13.39%  -7.99%

                 Calendar Year End (through 12/31)


Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
------------------------------------
Highest (2nd Qtr. '95)        10.76%
------------------------------------
Lowest (1st Qtr. '96)         -6.26%


Average Annual Total Returns (for periods ended 12/31/99)


                                                                   Fund Inception
                                                    1 Year 5 Years (7/1/91)(3)
         ------------------------------------------------------------------------
         Institutional Class                        -7.99% 9.72%   10.35%
         ------------------------------------------------------------------------
         Administrative Class                       -8.21% 9.45%   10.09%
         ------------------------------------------------------------------------
         Lehman Long-Term Treasury Index(1)         -8.74% 9.08%    9.04%
         ------------------------------------------------------------------------
         Lipper General U.S. Government Fund Avg(2) -3.01% 6.51%    6.46%
         ------------------------------------------------------------------------

            (1) The Lehman Long-Term Treasury Index is an unmanaged index of
                U.S. Treasury issues with maturities greater than 10 years. It is not possible to invest directly in the index.
            (2) The Lipper General U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in U.S. government and agency issues. It does not take into account sales charges.
            (3) The Fund began operations on 7/1/91. Index comparisons began on 6/30/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         -----------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
         -----------------------------------------------------------------------
         Administrative  0.25     0.25%          0.26        0.76
         -----------------------------------------------------------------------


            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Class     Year 1   Year 3         Year 5      Year 10
         -----------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
         -----------------------------------------------------------------------
         Administrative   78       243            422         942
         -----------------------------------------------------------------------

                                                                   Prospectus 34

            PIMCO Long Duration Fund                     Ticker Symbols:
                                                         N/A (Inst. Class)
                                                         N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Long-term            B to Aaa; maximum
and           total return,          maturity fixed       10% below Baa
Strategies    consistent with        income securities
              preservation of                             Dividend Frequency
              capital and            Average Portfolio    Declared daily and
              prudent                Duration             distributed monthly
              investment             (greater than or
              management             =) 8 years


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities. This Fund will normally have a minimum average portfolio duration of eight years.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Currency Risk
              .Credit Risk           .Liquidity Risk        .Leveraging Risk
              .Market Risk           .Mortgage Risk         .Management Risk
              .Issuer Risk           .Foreign Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not yet have a full calendar year of performance. Information Thus, no bar chart or annual returns table is included for the
            Fund.

  PIMCO Funds: Pacific Investment Management Series
35

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         -----------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
         -----------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
         -----------------------------------------------------------------------


            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Class     Year 1   Year 3         Year 5      Year 10
         -----------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
         -----------------------------------------------------------------------
         Administrative   77       240            417         930
         -----------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Short Duration Municipal Income Fund   Ticker Symbols:
                                                         PSDIX (Inst. Class)
                                                         N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Short and            Baa to Aaa
and           current income         intermediate
Strategies    exempt from            maturity             Dividend Frequency
              federal income         municipal            Declared daily and
              tax, consistent        securities           distributed monthly
              with preservation      (exempt from
              of capital.            federal income
                                     tax)

                                     Average Portfolio
                                     Duration
                                     0-2 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The Fund may only invest in investment grade debt securities. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed two years. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Derivatives Risk      .Management Risk
              .Credit Risk           .Mortgage Risk         .California State
              .Market Risk           .Leveraging Risk        Specific Risk
              .Issuer Risk                                  .New York State
                                                             Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

  PIMCO Funds: Pacific Investment Management Series
37

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):


                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
                         Fees     (12b-1) Fees   Expenses(1) Expenses
         -----------------------------------------------------------------------
         Institutional   0.20%    None           0.19%       0.39%
         -----------------------------------------------------------------------
         Administrative  0.20%    0.25%          0.19%       0.64%
         -----------------------------------------------------------------------


            (1) Other expenses reflects a 0.19% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                         Year 1   Year 3         Year 5      Year 10
         -----------------------------------------------------------------------
         Institutional   $40      $125           $219        $493
         -----------------------------------------------------------------------
         Administrative  $65      $205           $357        $798
         -----------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Municipal Bond Fund                 Ticker Symbols:
                                                      N/A (Inst. Class)
                                                      N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus          Credit Quality
Investments   Seeks high            Intermediate to     Ba to Aaa; maximum 10%
and           current income        long-term           below Baa
Strategies    exempt from           maturity
              federal income        municipal           Dividend Frequency
              tax, consistent       securities          Declared daily and
              with                  (exempt from        distributed monthly
              preservation of       federal income
              capital. Capital      tax)
              appreciation is
              a secondary           Average Portfolio
              objective.            Duration
                                    3-10 years


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

             The Fund may invest up to 20% of its net assets in U.S.
            Government Securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations, and as such a portion of the Fund's distribution may be subject to federal income tax. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State Specific Risk. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. The average portfolio duration of this Fund normally varies within a three- to ten-year time frame, based on PIMCO's forecast for interest rates.

             The Fund may invest in derivative instruments, such as options, futures contracts, or swap agreements on U.S. Government Securities and Municipal Bonds, and invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             .Interest Rate Risk    .Liquidity Risk       .Management Risk
             .Credit Risk           .Derivatives Risk     .California State
             .Market Risk           .Leveraging Risk       Specific Risk
             .Issuer Risk                                 .New York State
                                                           Specific Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

  PIMCO Funds: Pacific Investment Management Series
39

            Calendar Year Total Returns -- Institutional Class

                                    [GRAPH]


  98     99                                                 Highest and Lowest
-----  ------                                               Quarter Returns
6.07%  -3.72%                                               (for periods shown
                                                            in the bar chart)
Calendar Year End (through 12/31)                           --------------------
                                                            Highest (3rd Qtr.
                                                            '98)           3.33%
                                                            --------------------
                                                            Lowest (2nd Qtr.
                                                            '99)          -2.36%


Average Annual Total Returns (for periods ended 12/31/99)


                                                              Fund Inception
                                               1 Year         (12/31/97)
   -------------------------------------------------------------------------
   Institutional Class                         -3.72%         1.06%
   -------------------------------------------------------------------------
   Administrative Class                        -3.95%         0.64%
   -------------------------------------------------------------------------
   Lehman General Municipal Bond Index(1)      -2.07%         2.12%
   -------------------------------------------------------------------------
   Lipper General Municipal Fund Avg(2)        -4.63%         0.23%
   -------------------------------------------------------------------------

            (1) The Lehman General Municipal Bond Index is an unmanaged index of municipal bonds with an average duration of 7.68 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
         ---------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
         ---------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
         ---------------------------------------------------------------------


            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


         Share Class     Year 1   Year 3         Year 5      Year 10
         ---------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
         ---------------------------------------------------------------------
         Administrative   77       240            417         930
         ---------------------------------------------------------------------

                                                                   Prospectus 40

            PIMCO California Intermediate
               Municipal Bond Fund                         Ticker Symbols:
                                                           N/A (Inst. Class)
                                                           N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate         B to Aaa; maximum
and           current income         maturity             10% below Baa
Strategies    exempt from            municipal
              federal and            securities           Dividend Frequency
              California income      (exempt from         Declared daily and
              tax. Capital           federal and          distributed monthly
              appreciation is a      California income
              secondary              tax)
              objective.
                                     Average Portfolio
                                     Duration
                                     3-7 years


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund invests under normal circumstances at least 65% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax ("California Municipal Bonds"). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from Municipal Bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).


--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              .Interest Rate Risk    .Issuer Risk           .Mortgage Risk
              .Credit Risk           .Issuer                .Leveraging Risk
              .California State       Non-Diversification   .Management Risk
               Specific Risk          Risk
              .Market Risk           .Liquidity Risk
                                     .Derivatives Risk

             Please see "Summary of Principal Risks" following the Fund
            Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

41
  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class and Administrative Class shares of of the Fund the Fund:

            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
                         Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.24%       0.49%
            ------------------------------------------------------------------
         Administrative  0.25%    0.25%          0.24%       0.74%
            ------------------------------------------------------------------

            (1) Other expenses reflects a 0.24% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class and Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                         Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $50      $157           $274        $616
            ------------------------------------------------------------------
         Administrative  $76      $237           $411        $918
            ------------------------------------------------------------------

                                                                   Prospectus 42

            PIMCO New York Municipal
               Bond Fund                                            Ticker
                                                                    Symbols:
                                                                    N/A (Inst.
                                                                    Class)
                                                                    N/A
                                                                    (Admin.
                                                                    Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks high             Intermediate to      B to Aaa; maximum
and           current income         long-term            10% below Baa
Strategies    exempt from            maturity
              federal and New        municipal
              York income tax.       securities
              Capital                (exempt from
              appreciation is a      federal and New
              secondary              York income tax)
              objective.

                                                          Dividend Frequency
                                                          Declared daily and
                                                          distributed monthly


                                     Average Portfolio Duration
                                     3-12 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in Municipal Bonds whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax. The Fund will invest under normal circumstances at least 65% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax ("New York Municipal Bonds"). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies.

             The Fund may invest without limit in "private activity" bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For shareholders subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. The Fund may invest up to 20% of its net assets in other types of Fixed Income Instruments. The average portfolio duration of this Fund normally varies within a three- to twelve-year time frame based on PIMCO's forecast for interest rates. The Fund will seek income that is high relative to prevailing rates from municipal bonds. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

             The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

             The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return are:

              .Interest Rate Risk    .Issuer Risk           .Mortgage Risk
              .Credit Risk           .Issuer Non-           .Leveraging Risk
              .New York State         Diversification Risk  .Management Risk
               Specific Risk         .Liquidity Risk
              .Market Risk           .Derivatives Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund does not have a full calendar year of performance. Thus, Information no bar chart or annual returns table is included for the Fund.

43  PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
                         Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.24%       0.49%
            ------------------------------------------------------------------
         Administrative  0.25%    0.25%          0.24%       0.74%
            ------------------------------------------------------------------

            (1) Other expenses reflects a 0.24% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                         Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $50      $157           $274        $616
            ------------------------------------------------------------------
         Administrative  $76      $237           $411        $918
            ------------------------------------------------------------------

                                                                   Prospectus 44

            PIMCO Global Bond Fund                           Ticker Symbols:
                                                             PIGLX (Inst. Class)
                                                             N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          U.S. and non-U.S.    B to Aaa; maximum
and           total return,          intermediate         10% below Baa
Strategies    consistent with        maturity fixed income
              preservation of        securities
              capital and                                  Dividend Frequency
              prudent                Average Portfolio     Declared daily and
              investment             Duration 3-7 years    distributed monthly
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk    .Foreign Investment Risk    .Mortgage Risk
              .Credit Risk           .Currency Risk              .Derivatives
              .Market Risk           .Issuer Non-Diversification  Risk
              .Issuer Risk            Risk                       .Leveraging
                                     .Liquidity Risk              Risk
                                                                 .Management
                                                                  Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (7/31/96), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

45 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                                                   Highest and Lowest
                  [GRAPH]                          Quarter Returns (for
                                                   periods shown in the
                                                   bar chart)
                                                   -----------------------------
  94      95      96      97      98      99       Highest (1st Qtr.'95)   8.40%
------  ------  ------  ------  ------  ------     -----------------------------
-1.70%  22.96%  10.32%  -0.90%  12.50%  -4.29%     Lowest (1st Qtr.'97)   -4.40%

                 Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                 1 Year 5 Years (11/23/93)(3)
            ------------------------------------------------------------------
         Institutional Class                     -4.29% 7.68%   6.57%
            ------------------------------------------------------------------
         Administrative Class                    -4.52% 7.45%   6.34%
            ------------------------------------------------------------------
         J.P. Morgan Global (Unhedged) Index(1)  -5.07% 6.69%   5.86%
            ------------------------------------------------------------------
         Lipper Global Income Fund Avg(2)        -2.43% 6.36%   4.45%
            ------------------------------------------------------------------

            (1) The J.P. Morgan Global (Unhedged) Index is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index.
            (2) The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges.
            (3) The Fund began operations on 11/23/93. Index comparisons began on 11/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.30%       0.55%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.30        0.80
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.30% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

          Share Class    Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $56      $176           $307        $689
            ------------------------------------------------------------------
         Administrative   82       255            444         990
            ------------------------------------------------------------------

                                                                   Prospectus 46

            PIMCO Global Bond Fund II                        Ticker Symbols:
                                                             PGBIX (Inst. Class)
                                                             N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          U.S. and hedged      B to Aaa; maximum
and           total return,          foreign              10% below Baa
Strategies    consistent with        intermediate
              preservation of        maturity fixed
              capital                income securities    Dividend Frequency
                                                          Declared daily and
                                     Average Portfolio    distributed monthly
                                     Duration 3-7 years

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. The Fund invests primarily in securities of issuers located in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's assets. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Foreign Investment Risk    .Mortgage Risk
              .Credit Risk         .Currency Risk              .Derivatives Risk
              .Market Risk         .Issuer Non-Diversification .Leveraging Risk
              .Issuer Risk          Risk                       .Management Risk
                                   .Liquidity Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception of Institutional Class shares, (2/25/98), performance information shown in the bar chart
            (including the information to its right) and in the Average Annual Total Returns table is based on the performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect the actual fees and expenses paid by Institutional Class shares, including no sales charges (loads) and lower distribution and/or service (12b-1) fees (if any) and administrative fees. The Administrative Class of the Fund has not yet commenced operations as of the date of this prospectus. Past performance is no guarantee of future results.

47 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class


                      [GRAPH]                       Highest and Lowest Quarter
                                                    Returns (for periods shown
                                                    in the bar chart)
           96     97     98     99                  ---------------------------
         ------  -----  -----  -----                Highest (3rd Qtr.96)  5.39%
         12.84%  8.68%  7.71%  0.29%                ---------------------------
                                                    Lowest (2nd Qtr.'99) -1.72%

                 Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                                     Fund Inception
                                                    1 Year           (10/2/95)(3)
            -----------------------------------------------------------------------
         Institutional Class                         0.29%           8.51%
            -----------------------------------------------------------------------
         J.P. Morgan Global (Hedged) Index(1)        0.73%           8.40%
            -----------------------------------------------------------------------
         Lipper Global Income Fund Avg(2)           -2.43%           4.63%
            -----------------------------------------------------------------------

            (1) The J.P. Morgan Global (Hedged) Index is an unmanaged index representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index.
            (2) The Lipper Global Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. It does not take into account sales charges.
            (3) The Fund began operations on 10/2/95. Index comparisons began on 9/30/95.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.30%       0.55%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.30        0.80
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.30% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $56      $176           $307        $689
            ------------------------------------------------------------------
         Administrative   82       255            444         990
            ------------------------------------------------------------------

                                                                   Prospectus 48

            PIMCO Foreign Bond Fund                          Ticker Symbols:
                                                             PFORX (Inst. Class)
                                                             N/A (Admin. Class)

--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         B to Aaa; maximum
and           total return,          maturity hedged      10% below Baa
Strategies    consistent with        non-U.S. fixed
              preservation of        income securities
              capital and                                 Dividend Frequency
              prudent                Average Portfolio    Declared daily and
              investment             Duration 3-7 years   distributed monthly
              management

            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 85% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

             PIMCO selects the Fund's foreign country and currency
            compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within a three- to seven-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Foreign Investment Risk    .Mortgage Risk
              .Credit Risk         .Currency Risk              .Derivatives
              .Market Risk         .Issuer Non-Diversification  Risk
              .Issuer Risk          Risk                       .Leveraging Risk
                                   .Liquidity Risk             .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/28/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

49 PIMCO Funds: Pacific Investment Management Series

            Calendar Year Total Returns -- Institutional Class



                  [GRAPH]                            Highest and Lowest
                                                     Quarter Returns (for
                                                     periods shownin the bar
                                                     chart)
                                                     --------------------------
  93     94      95      96     97      98     99    Highest (4th Qtr.'95) 7.23%
------ ------  ------  ------  -----  ------  -----  ---------------------------
16.40% -7.30%  21.22%  18.89%  9.60%  10.03%  1.56%  Lowest (1st Qtr.'94) -4.22%

                 Calendar Year End (through 12/31)




            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                  1 Year 5 Years (12/3/92)(3)
            -------------------------------------------------------------------
         Institutional Class                       1.56% 12.04%  9.76%
            -------------------------------------------------------------------
         Administrative Class                      1.31% 11.76%  9.50%
            -------------------------------------------------------------------
         J.P. Morgan Non-U.S. Index (Hedged)(1)    2.48% 11.14%  9.11%
            -------------------------------------------------------------------
         Lipper International Income Fund Avg(2)  -4.57%  6.45%  6.06%
            -------------------------------------------------------------------

            (1) The J.P. Morgan Non-U.S. Index (Hedged) in an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets with an average duration of
                5.62 years as of 12/31/99. It is not possible to invest directly in the index.
            (2) The Lipper International Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. It does not take into account sales charges.
            (3) The Fund began operations on 12/3/92. Index comparisons began on 11/30/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.25%    None           0.25%       0.50%
            ------------------------------------------------------------------
         Administrative  0.25     0.25%          0.25        0.75
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $51      $160           $280        $628
            ------------------------------------------------------------------
         Administrative   77       240            417         930
            ------------------------------------------------------------------

                                                                   Prospectus 50

            PIMCO Emerging Markets Bond Fund                Ticker Symbols:
                                                            N/A (Inst. Class)
                                                            N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Emerging market      B to Aaa
and           total return,          fixed income
Strategies    consistent with        securities           Dividend Frequency
              preservation of                             Declared daily and
              capital and            Average Portfolio    distributed monthly
              prudent                Duration
              investment             0-8 years
              management


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

             PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

             The Fund may invest substantially all of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Interest Rate Risk  .Emerging Markets Risk   .Liquidity Risk
              .Credit Risk         .Foreign Investment Risk .Derivatives Risk
              .High Yield Risk     .Currency Risk           .Leveraging Risk
              .Market Risk         .Issuer                  .Management Risk
              .Issuer Risk          Non-Diversification
                                    Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (9/30/98), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.
  PIMCO Funds: Pacific Investment Management Series
51

            Calendar Year Total Returns -- Institutional Class


                                            Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
                     [GRAPH]                -----------------------------------
                                            Highest (4th Qtr. '98)      12.27%
                   98        99             -----------------------------------
                -------    ------           Lowest (3rd Qtr. '98)      -21.05%
                -11.76%    26.58%


         Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                                          1 Year (7/31/97)
            -------------------------------------------------------------------
         Institutional Class                              26.58%  3.45%
            -------------------------------------------------------------------
         Administrative Class                             26.28%  3.19%
            -------------------------------------------------------------------
         J.P. Morgan Emerging Markets Bond Index Plus(1)  25.99%  2.52%
            -------------------------------------------------------------------
         Lipper Emerging Market Debt Fund Avg(2)          24.51% -1.10%
            -------------------------------------------------------------------

            (1) The J.P. Morgan Emerging Markets Bond Index Plus is an unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index.
            (2) The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.45%    None           0.40%       0.85%
            ------------------------------------------------------------------
         Administrative  0.45     0.25%          0.40        1.10
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.40% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $87      $271           $471        $1,049
            ------------------------------------------------------------------
         Administrative  112       350            606         1,340
            ------------------------------------------------------------------

                                                                   Prospectus 52

            PIMCO Strategic Balanced Fund                   Ticker Symbols:
                                                            PSBIX (Inst. Class)
                                                            PSBAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Intermediate         B to Aaa; maximum
and           total return,          maturity fixed       10% below Baa
Strategies    consistent with        income securities    Dividend Frequency
              preservation of        and S&P 500 stock    Declared and
              capital and            index derivatives    distributed
              prudent                                     quarterly
              investment             Average Portfolio
              management             Duration
                                     0-6 years

            The Fund seeks to achieve its investment objective by normally investing in a combination of fixed income securities and equity securities or derivatives on equity securities. The percentage of the Fund's assets invested in equities and equity derivatives or in fixed income securities will be determined based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income securities within specific phases of the business cycle. The Fund's equity exposure will vary between 45% and 75% of assets, and its fixed income exposure will range from a minimum of 25% to a maximum of 55%.

             The Fund's equity exposure normally consists of S&P 500
            derivatives, backed by a portfolio of short-term Fixed Income Instruments. PIMCO uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO will actively manage the fixed income assets serving as cover for derivatives, as well as any other fixed income assets held by the Fund, with a view toward enhancing the Fund's total return investment performance. Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest the equity portion of its assets in a "basket" of S&P 500 stocks.
             The Fund's fixed income exposure will normally consist of a diversified portfolio of Fixed Income Instruments of varying maturities. The average portfolio duration of the fixed income portion of this Fund's assets will normally vary within a three- to six-year time frame. The Fixed Income Instruments in which the Fund invests are primarily investment grade, but the Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.
             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of net income earned on the Fund's investments, plus capital appreciation arising from increases in the market value of the Fund's holdings.

--------------------------------------------------------------------------------

Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Derivatives Risk      .Mortgage Risk
              .Issuer Risk           .Liquidity Risk        .Leveraging Risk
              .Interest Rate Risk    .Foreign Investment    .Management Risk
              .Credit Risk            Risk
                                     .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of broad-based securities market indices and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (6/30/99), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.


  PIMCO Funds: Pacific Investment Management Series
53

            Calendar Year Total Returns -- Institutional Class


                                            Highest and Lowest
                                            Quarter Returns
                      [GRAPH]               (for periods shown in the bar chart)
                                            -----------------------------------
                     97      98      99     Highest (2nd Qtr. '97)      12.23%
                   ------  ------  ------   -----------------------------------
                   24.17%  19.66%  11.56%   Lowest (3rd Qtr. '98)       -4.60%

                 Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                                           1 Year (6/28/96)(4)
            --------------------------------------------------------------------
         Institutional Class                               11.56% 18.74%
            --------------------------------------------------------------------
         Administrative Class                              11.26% 18.44%
            --------------------------------------------------------------------
         S&P 500 Index(1)                                  21.04% 27.14%
            --------------------------------------------------------------------
         S&P 500 and Lehman Aggregate Bond Index Blend(2)  12.00% 18.76%
            --------------------------------------------------------------------
         Lipper Balanced Fund Avg(3)                        8.73% 14.35%
            --------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The index used for the Fund is a static self-blended index consisting 60% of the S&P 500 Composite Stock Price Index and 40% of the Lehman Brothers Aggregate Bond Index. The Fund believes this self-blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.
            (3) The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.
            (4) The Fund began operations on 6/28/96. Index comparisons began on 6/30/96.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.40%    None           0.25%       0.65%
            ------------------------------------------------------------------
         Administrative  0.40     0.25%          0.25        0.90
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $66      $208           $362        $  810
            ------------------------------------------------------------------
         Administrative   92       287            498         1,108
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Convertible Fund                           Ticker Symbols:
                                                             PFCIX (Inst. Class)
                                                             N/A (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks maximum          Convertible          Caa to Aaa; maximum
and           total return,          securities           40% below Baa and
Strategies    consistent with                             10% below B
              prudent                Average Portfolio
              investment             Duration             Dividend Frequency
              management             N/A                  Declared and
                                                          distributed
                                                          quarterly


            The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of convertible securities. Convertible securities, which are typically issued by small to mid-size capitalization companies, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation.


             The Fund invests primarily in investment grade debt securities, but may invest up to 40% of its assets in high yield securities ("junk bonds") rated Caa or higher by Moody's or CCC or higher by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may only invest up to 10% of its assets in convertible securities rated Caa or CCC or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 35% of its assets in common stocks or in other Fixed Income Instruments.

             The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, and may invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation arising from increases in the market value of the Fund's holdings.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk           .High Yield Risk       .Foreign Investment
              .Issuer Risk           .Derivatives Risk       Risk
              .Interest Rate Risk    .Liquidity Risk        .Currency Risk
              .Credit Risk           .Smaller Company Risk  .Leveraging Risk
                                                            .Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance As the Fund commenced operations in April, 1999, it does not yet Information have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

  PIMCO Funds: Pacific Investment Management Series
55

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.40%    None           0.25%       0.65%
            ------------------------------------------------------------------
         Administrative  0.40     0.25%          0.25        0.90
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                 Share Class
          Year 1         Year 3   Year 5         Year 10
            ------------------------------------------------------------------
         Institutional   $66      $208           $362         $810
            ------------------------------------------------------------------
         Administrative   92       287            498        1,108
            ------------------------------------------------------------------

                                                                   Prospectus

            PIMCO StocksPLUS Fund                           Ticker Symbols:
                                                            PSTKX (Inst. Class)
                                                            PPLAX (Admin. Class)
--------------------------------------------------------------------------------
Principal     Investment Objective   Fund Focus           Credit Quality
Investments   Seeks total            S&P 500 stock        B to Aaa; maximum
and           return which           index derivatives    10% below Baa
Strategies    exceeds that of        backed by a
              the S&P 500            portfolio of         Dividend Frequency
                                     short-term fixed     Declared and
                                     income securities    distributed
                                                          quarterly
                                     Average Portfolio
                                     Duration
                                     0-1 year

            The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.
             The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund is neither sponsored by nor affiliated with S&P. The Fund seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.
             Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest all of its assets in a "basket" of S&P 500 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return on the S&P 500 itself. PIMCO may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500. The Fund also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor's Depositary Receipts.
             Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

--------------------------------------------------------------------------------
Principal   Under certain conditions, generally in a market where the value of
Risks       both S&P 500 derivatives and fixed income securities are
            declining, the Fund may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks.
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              .Market Risk           .Interest Rate Risk    .Mortgage Risk
              .Issuer Risk           .Liquidity Risk        .Leveraging Risk
              .Derivatives Risk      .Foreign Investment    .Management Risk
              .Credit Risk            Risk
                                     .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and the information to its right show performance of the Fund's Institutional Class Shares.
            For periods prior to the inception date of Administrative Class shares (1/7/97), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.


  PIMCO Funds: Pacific Investment Management Series
57

            Calendar Year Total Returns -- Institutional Class



                  [GRAPH]                    Highest and Lowest Quarter Returns
                                            (for periods shown in the bar chart)
  94     95      96      97      98      99    --------------------------------
-----  ------  ------  ------  ------  ------  Highest (4th Qtr. '98)    21.45%
2.92%  40.52%  23.07%  32.85%  28.33%  20.13%  --------------------------------
                                               Lowest (3rd Qtr. '98)     -9.77%

                 Calendar Year End (through 12/31)


            Average Annual Total Returns (for periods ended 12/31/99)

                                                                 Fund Inception
                                              1 Year   5 Years   (5/13/93)(3)
            -------------------------------------------------------------------
         Institutional Class                  20.13%   28.78%    23.09%
            -------------------------------------------------------------------
         Administrative Class                 19.62%   28.36%    22.71%
            -------------------------------------------------------------------
         S&P 500 Index(1)                     21.04%   28.56%    22.38%
            -------------------------------------------------------------------
         Lipper Growth & Income Fund Avg(2)   13.71%   21.35%    16.88%
            -------------------------------------------------------------------

            (1) The Standard & Poor's 500 Composite Stock Price Index is an
                unmanaged index of common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth & Income Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 5/13/93. Index comparisons began on 4/30/93.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Institutional Class or Administrative Class shares of the
of the      Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)     None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                  Distribution               Total Annual
                         Advisory and/or Service Other       Fund Operating
         Share Class     Fees     (12b-1) Fees   Expenses(1) Expenses
            ------------------------------------------------------------------
         Institutional   0.40%    None           0.25%       0.65%
            ------------------------------------------------------------------
         Administrative  0.40     0.25%          0.25        0.90
            ------------------------------------------------------------------

            (1) Other Expenses reflects a 0.25% Administrative Fee paid by the class.

            Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The
            Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

         Share Class     Year 1   Year 3         Year 5      Year 10
            ------------------------------------------------------------------
         Institutional   $66      $208           $362         $810
            ------------------------------------------------------------------
         Administrative   92       287            498        1,108
            ------------------------------------------------------------------

                                                                   Prospectus 58

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Interest    As interest rates rise, the value of fixed income securities held
Rate Risk   by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit      A Fund could lose money if the issuer or guarantor of a fixed
Risk        income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

High        Funds that invest in high yield securities and unrated securities
Yield       of similar credit quality (commonly known as "junk bonds") may be
Risk        subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Fund's ability to sell its high yield securities
            (liquidity risk).

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.



Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.



Liquidity   Liquidity risk exists when particular investments are difficult to
Risk        purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

  PIMCO Funds: Pacific Investment Management Series
59

Derivatives Derivatives are financial contracts whose value depends on, or is
Risk derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment Objectives and Policies" in the Statement of Additional Information. The Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage    A Fund that purchases mortgage-related securities is subject to
Risk        certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign     A Fund that invests in foreign securities may experience more
(Non-       rapid and extreme changes in value than a Fund that invests
U.S.)       exclusively in securities of U.S. companies. The securities
Investment  markets of many foreign countries are relatively small, with a
Risk        limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S.
            issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
            standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.



Currency    Funds that invest directly in foreign currencies or in securities
Risk        that trade in, and receive revenues in, foreign (non-U.S.)
            currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
                                                                   Prospectus

             Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

Issuer      Focusing investments in a small number of issuers, industries or
Non-        foreign currencies increases risk. Funds that are "non-
Divers-     diversified" may invest a greater percentage of their assets in
ification   the securities of a single issuer (such as bonds issued by a
Risk        particular state) than Funds that are "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in the same state.

Leveraging  Certain transactions may give rise to a form of leverage. Such
Risk transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

Smaller     The general risks associated with fixed income securities are
Company     particularly pronounced for securities issued by companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

California  A Fund that concentrates its investments in California municipal
State-      bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of California issuers
Risk        to pay interest or repay principal. Provisions of the California
            Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, its does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.


  PIMCO Funds: Pacific Investment Management Series
61

New York    A Fund that concentrates its investments in New York municipal
State-      bonds may be affected significantly by economic, regulatory or
Specific    political developments affecting the ability of New York issuers
Risk        to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in recent years. A reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York has recently been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

            Management of the Funds

Investment  PIMCO serves as the investment adviser and the administrator
Adviser     (serving in its capacity as administrator, the "Administrator")
and         for the Funds. Subject to the supervision of the Board of
Admini-     Trustees, PIMCO is responsible for managing the investment
strator     activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO is located at 840 Newport Center Drive, Newport Beach,
            California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 1999, PIMCO had approximately $186 billion in assets under management.

Advisory    Each Fund pays PIMCO fees in return for providing investment
Fees        advisory services. For the fiscal year ended March 31, 1999, the
            Funds paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

         Fund                                            Advisory Fees
            ------------------------------------------------------------------
         Money Market Fund                                   0.15%
         Short-Term, Low Duration, Low Duration II, Low
          Duration III, Low Duration Mortgage, Moderate
          Duration, Real Return Bond, Total Return,
          Total Return II, Total Return III, Total
          Return Mortgage, High Yield, Long-Term U.S.
          Government, Municipal Bond, Global Bond,
          Global Bond II, and Foreign Bond Funds             0.25%
         Strategic Balanced and StocksPLUS Funds             0.40%
         Emerging Markets Bond Fund                          0.45%

             The Investment Grade Corporate Bond, Long Duration, Short
            Duration Municipal Income, California Intermediate Municipal Bond, New York Municipal Bond and Convertible Funds were not operational during the fiscal year ended March 31, 1999. The investment advisory fees for the Investment Grade Corporate Bond, Long Duration, Short Duration Municipal Income, California Intermediate Municipal Bond, New York Municipal Bond and Convertible Funds are at an annual rate of 0.25%, 0.25%, 0.20%, 0.25%, 0.25% and 0.40%, respectively, based upon the average daily net assets of the Fund.

Admini-     Each Fund pays for the administrative services it requires under a
strative    fee structure which is essentially fixed. Institutional and
Fees        Administrative Class shareholders of each Fund pay an
            administrative fee to PIMCO, computed as a percentage of the Fund's assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for Institutional and Administrative Class shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Institutional and Administrative
            Class shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.
                                                                   Prospectus

             For the fiscal year ended March 31, 1999, the Funds paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Institutional and Administrative Class shares):

         Fund                                     Administrative Fees
            -----------------------------------------------------------------
         Low Duration and Total Return Funds             0.18%
         Money Market, Short-Term and Moderate
          Duration Funds                                 0.20%
         Low Duration II, Low Duration III, Low
          Duration Mortgage, Real Return Bond,
          Total Return II, Total Return III,
          Total Return Mortgage, High Yield,
          Long-Term U.S. Government, Municipal
          Bond, Foreign Bond, Strategic Balanced
          and StocksPLUS Funds                           0.25%
         Global Bond and Global Bond II Funds            0.30%
         Emerging Markets Bond Fund                      0.40%

             The Investment Grade Corporate Bond, Long Duration, Short
            Duration Municipal Income, California Intermediate Municipal Bond, New York Municipal Bond, and Convertible Funds were not operational during the fiscal year ended March 31, 1999. The administrative fees for the Investment Grade Corporate Bond, Long Duration, Short Duration Municipal Income, California Intermediate Municipal Bond, New York Municipal Bond and Convertible Funds are at an annual rate of 0.25%, 0.25%, 0.19%, 0.24%, 0.24% and 0.25%, respectively, based upon the average daily net assets of the Fund.


  PIMCO Funds: Pacific Investment Management Series
63

Individual  The following individuals have primary responsibility for managing
Portfolio   each of the noted Funds.
Managers

                                                               Recent Professional
         Fund                      Portfolio Manager    Since  Experience
         ------------------------------------------------------------------------------
         Money Market              Paul A. McCulley     11/99  Executive Vice
         Short-Term                                      8/99  President, PIMCO. He has
                                                               managed fixed income
                                                               assets since
                                                               joining PIMCO in 1999.
                                                               Prior to joining PIMCO,
                                                               Mr. McCulley was
                                                               associated with Warburg
                                                               Dillon Read as a
                                                               Managing Director from
                                                               1992-1999 and Head of
                                                               Economic and Strategy
                                                               Research for the
                                                               Americas from 1995-1999,
                                                               where he managed macro
                                                               research world-wide.

         Low Duration              William H. Gross      5/87* Managing Director, Chief
         Low Duration II                                11/91* Investment Officer and a
         Low Duration III                               12/96* founding partner of PIMCO.
         Moderate Duration                              12/96* He leads a team which
         Total Return                                    5/87* manages the Moderate
         Total Return II                                12/91* Duration, Strategic
         Total Return III                                5/91* Balanced and
         Strategic Balanced                              1/98  StocksPLUS Funds.
         StocksPLUS                                      1/98

         Low Duration Mortgage     W. Scott Simon        4/00  Executive Vice
         Total Return Mortgage                           4/00  President, PIMCO. He
                                                               joined PIMCO as a
                                                               Portfolio Manager in
                                                               2000. Prior to that, he
                                                               was a Senior Managing
                                                               Director and co-head of
                                                               MBS pass-through trading
                                                               at Bear Stearns & Co.

         Real Return Bond          John B. Brynjolfsson  1/97* Executive Vice
                                                               President, PIMCO. He
                                                               joined PIMCO as a
                                                               Portfolio Manager in
                                                               1989, and has managed
                                                               fixed income accounts
                                                               for various
                                                               institutional clients
                                                               and funds since that
                                                               time from 1992-1998.

         Long-Term U.S.            James M. Keller       4/00  Executive Vice
         Government                                            President, PIMCO. He
         Long Duration                                    **   joined PIMCO as a
                                                               Portfolio Manager in
                                                               1996, and has managed
                                                               fixed income accounts for
                                                               various institutional
                                                               clients since that time.

         Investment Grade          Chris P. Dialynas     4/00  Managing Director,
          Corporate Bond                                       PIMCO. He is a Portfolio
                                                               Manager and a senior
                                                               member of PIMCO's
                                                               investment strategy
                                                               group, and has been
                                                               associated with PIMCO
                                                               since 1980.

         High Yield                Benjamin L. Trosky          12/92* Managing Director,
                                                               PIMCO. He joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1990, and has managed
                                                               fixed income accounts for
                                                               various institutional
                                                               clients and funds since
                                                               that time.

         Short Duration            Mark V. McCray        4/00  Senior Vice President,
          Municipal Income                                     PIMCO. He joined PIMCO
         Municipal Bond                                  4/00  as a Portfolio Manager
         California Intermediate                         4/00  in 2000. Prior to that,
          Municipal Bond                                       he was a bond trader from
                                                               1992-1999 at Goldman Sachs &
                                                               Co. where he was appointed
                                                               Vice President in 1996 and
                                                               named co-head of
                                                               municipal bond
                                                               trading in 1997 with
                                                               responsibility for the
                                                               firm's proprietary
                                                               account and
                                                               supervised  municipal
                                                               bond traders.
         New York Muncipal                               4/00
          Bond

         Global Bond               Lee R. Thomas, III    7/95  Managing Director and
         Global Bond II                                 10/95* Senior International
         Foreign Bond                                    7/95  Portfolio Manager,
                                                               PIMCO. He joined
                                                               PIMCO as a Portfolio
                                                               Manager in 1995, and has
                                                               managed fixed income
                                                               accounts for various
                                                               institutional clients
                                                               and funds since that
                                                               time. Prior to joining
                                                               PIMCO, he was associated
                                                               with Investcorp as a
                                                               member of the management
                                                               committee responsible
                                                               for global securities
                                                               and foreign exchange
                                                               trading.

         Emerging Markets Bond     Mohamed A. El-Erian   8/99  Managing Director,
                                                               PIMCO. He joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1999. Prior to joining
                                                               PIMCO, he was a Managing
                                                               Director from 1998-1999
                                                               for Salomon Smith
                                                               Barney/Citibank, where
                                                               he was head of emerging
                                                               markets research. Prior
                                                               to that he was
                                                               associated with the
                                                               International Monetary
                                                               Fund as a Deputy
                                                               Director and Advisor
                                                               from 1983-1998.

         Convertible               Sandra K. Durn        4/99* Senior Vice President,
                                                               PIMCO. She joined PIMCO
                                                               as a Portfolio Manager
                                                               in 1999. Prior to
                                                               joining PIMCO in 1999,
                                                               she was associated with
                                                               Nicholas-Applegate
                                                               Capital Management where
                                                               she was a Convertible
                                                               Securities Portfolio
                                                               Manager from 1995 to
                                                               1999, and a Quantitative
                                                               Analyst since 1994.

            -------
            * Since inception of the Fund.
            **Fund has not commenced operation as of the date of this Prospectus.

Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors L.P. The Distributor, located at 2187 Atlantic Street, Stamford CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.


                                                                   Prospectus 64

            Investment Options--
            Institutional Class and Administrative Class Shares

            The Trust offers investors Institutional Class and Administrative Class shares of the Funds in this Prospectus.

             The Trust does not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Institutional Class or Administrative Class shares. Administrative Class shares are subject to a higher level of operating expenses than Institutional Class shares due to the additional service and/or distribution fees paid by Administrative Class shares as described below. Therefore, Institutional Class shares will generally pay higher dividends and have a more favorable investment return than Administrative Class shares.

              . Service and Distribution (12b-1) Fees--Administrative Class
            Shares. The Trust has adopted an Administrative Services Plan for the Administrative Class shares of each Fund. It has also adopted a Distribution Plan for the Administrative Class shares of each Fund. Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the Investment Company Act of 1940 and is administered in accordance with that rule. However, shareholders do not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Services Plan.

             Each Plan allows the Funds to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The Distribution Plan permits reimbursement for expenses in connection with the distribution and marketing of Administrative Class shares and/or the provision of shareholder services to Administrative Class shareholders. The Administrative Services Plan permits reimbursement for services in connection with the administration of plans or programs that use Administrative Class shares of the Funds as their funding medium and for related expenses.

             In combination, the Plans permit a Fund to make total
            reimbursements at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to its Administrative Class shares. The same entity may not receive both distribution and administrative services fees with respect to the same Administrative Class assets, but may receive fees under each Plan with respect to separate assets. Because these fees are paid out of a Fund's Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than other types of sales charges.

              . Arrangements with Service Agents. Institutional Class and
            Administrative Class shares of the Funds may be offered through certain brokers and financial intermediaries ("service agents") that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service and/or distribution fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Fund shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases, sales and redemptions of Fund shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.
  PIMCO Funds: Pacific Investment Management Series
65

            Purchases, Redemptions and Exchanges

            Investors may purchase Institutional Class and Administrative
Purchasing  Class shares of the Funds at the relevant net asset value ("NAV")
Shares      of that class without a sales charge or other fee.

             Institutional Class shares are offered primarily for direct investment by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds.

             Administrative Class shares are offered primarily through
            employee benefit plan alliances, broker-dealers and other intermediaries, and each Fund pays service and/or distribution fees to these entities for services they provide to Administrative Class shareholders.

             Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" programs established with broker-dealers or financial intermediaries may purchase shares of either class only if the plan or program for which the shares are being acquired will maintain an omnibus or pooled account for each Fund and will not require a Fund to pay any type of administrative payment per participant account to any third party. Shares may be offered to clients of PIMCO and its affiliates, and to the benefit plans of PIMCO and its affiliates.

              . Investment Minimums. The minimum initial investment for shares of either class is $5 million, except that the minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000 per Fund. In addition, the minimum initial investment does not apply to Institutional Class shares offered through fee-based programs sponsored and maintained by a registered broker-dealer and approved by the Distributor which each investor pays an asset based fee at an annual rate of at least 0.50% of the assets in the account to a financial intermediary for investment advisory and/or administrative services.

             The Trust and the Distributor may waive the minimum initial investment for other categories of investors at their discretion.

             The investment minimums discussed in this section and the
            limitations set forth in "Investment Limitations" below do not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

              . Timing of Purchase Orders and Share Price Calculations. A
            purchase order received by the Trust's transfer agent, National Financial Data Services ("Transfer Agent"), prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, on a day the Trust is open for business, together with payment made in one of the ways described below, will be effected at that day's NAV. An order received after the close of regular trading on the New York Stock Exchange will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the New York Stock Exchange and communicated to the Transfer Agent prior to 9:00 a.m., Eastern time, on the following business day will be effected at the NAV determined on the prior business day. The Trust is "open for business" on each day the New York Stock Exchange is open for trading, which excludes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

              . Initial Investment. Investors may open an account by
            completing and signing a Client Registration Application and mailing it to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. A Client Registration Application may be obtained by calling 1-800-927-4648.
                                                                   Prospectus

             Except as described below, an investor may purchase Institutional
            Class and Administrative Class shares only by wiring federal funds to the Trust's Transfer Agent, National Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105. Before wiring federal funds, the investor must telephone the Trust at 1-800-927-4648 to receive instructions for wire transfer and must provide the following information: name of authorized person, shareholder name, shareholder account number, name of Fund and share class, amount being wired, and wiring bank name.

             An investor may purchase shares without first wiring federal funds if the proceeds of the investment are derived from an advisory account the investor maintains with PIMCO or one of its affiliates, from surrender or other payment from an annuity, insurance, or other contract held by Pacific Life Insurance Company, or from an investment by broker-dealers, institutional clients or other financial intermediaries which have established a shareholder servicing relationship with the Trust on behalf of their customers.

              . Additional Investments. An investor may purchase additional
            Institutional Class and Administrative Class shares of the Funds at any time by calling the Trust and wiring federal funds to the Transfer Agent as outlined above.

              . Other Purchase Information. Purchases of a Fund's
            Institutional Class and Administrative Class shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

             The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust.

             An investor should invest in the Funds for long-term investment purposes only. The Trust and PIMCO each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

             Institutional Class and Administrative Class shares of the Trust are not qualified or registered for sale in all states. Investors should inquire as to whether shares of a particular Fund are available for offer and sale in the investor's state of residence. Shares of the Trust may not be offered or sold in any state unless registered or qualified in that jurisdiction or unless an exemption from registration or qualification is available.

             Subject to the approval of the Trust, an investor may purchase shares of a Fund with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if PIMCO intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

              . Retirement Plans. Shares of the Funds are available for
            purchase by retirement and savings plans, including Keogh plans, 401(k) plans, 403(b) custodial accounts, and Individual Retirement Accounts. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a Fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions. The plan administrator or employee benefits office should be consulted for
  PIMCO Funds: Pacific Investment Management Series
67
            details. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that plan administrators may aggregate purchase and redemption orders for participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Redeeming     . Redemptions by Mail. An investor may redeem (sell)
Shares Institutional Class and Administrative Class shares by submitting a written request to PIMCO Funds at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. The redemption request should state the Fund from which the shares are to be redeemed, the class of shares, the number or dollar amount of the shares to be redeemed and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption.

              . Redemptions by Telephone or Other Wire Communication. An
            investor that elects this option on the Client Registration Application (or subsequently in writing) may request redemptions of shares by calling the Trust at 1-800-927-4648, by sending a facsimile to 1-949-725-6830, or by other means of wire communication. Investors should state the Fund and class from which the shares are to be redeemed, the number or dollar amount of the shares to be redeemed and the account number. Redemption requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

             In electing a telephone redemption, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO or the Transfer Agent to be genuine. Neither the Trust nor the Transfer Agent may be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in this Prospectus. Shareholders should realize that by electing the telephone or wire redemption option, they may be giving up a measure of security that they might have if they were to redeem their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a redemption by telephone when desired. The Transfer Agent also provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for redemption requests received in writing). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. The Trust or Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions if it fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All redemptions, whether initiated by letter or telephone, will be processed in a timely manner, and proceeds will be forwarded by wire in accordance with the redemption policies of the Trust detailed below. See "Other Redemption Information."

             Shareholders may decline telephone exchange or redemption
            privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram, facsimile or overnight courier.

             Defined contribution plan participants may request redemptions by contacting the employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.
                                                                   Prospectus

              . Timing of Redemption Requests and Share Price Calculations. A
            redemption request received by the Trust or its designee prior to the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time), on a day the Trust is open for business, is effective on that day. A redemption request received after that time becomes effective on the next business day. Redemption requests for Fund shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. The request must properly identify all relevant information such as account number, redemption amount (in dollars or shares), the Fund name, and must be executed or initiated by the appropriate signatories.

              . Other Redemption Information. Redemption proceeds will
            ordinarily be wired to the investor's bank within three business days after the redemption request, but may take up to seven business days. Redemption proceeds will be sent by wire only to the bank name designated on the Client Registration Application. Redemptions of Fund shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

             For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

             Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem Institutional Class and Administrative Class shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of its account up to at least $100,000. This mandatory redemption policy does not apply to participants in PIMCO Advisors Portfolio Strategies, a managed product sponsored by PIMCO Advisors.

             The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. When shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Exchange    An investor may exchange Institutional Class or Administrative
Privilege   Class shares of a Fund for shares of the same class of any other
            Fund or other series of the Trust that offers that class based on the respective NAVs of the shares involved. An exchange may be made by following the redemption procedure described above under "Redemptions by Mail" or, if the investor has elected the telephone redemption option, by calling the Trust at 1-800-927-
            4648. An investor may also exchange shares of a Fund for shares of the same class of a series of



  PIMCO Funds: Pacific Investment Management Series
69

            PIMCO Funds: Multi-Manager Series, an affiliated mutual fund family composed primarily of equity portfolios managed by PIMCO Advisors and its subsidiary partnerships. Shareholders interested in such an exchange may request a prospectus for these other series by contacting PIMCO Funds at the same address and telephone number as the Trust.

             An investor may exchange shares only with respect to Funds or other eligible series that are registered in the investor's state of residence or where an exemption from registration is available. An exchange order is treated the same for tax purposes as a redemption followed by a purchase and may result in a capital gain or loss, and special rules may apply in computing tax basis when determining gain or loss. See "Tax Consequences" in this Prospectus and "Taxation" in the Statement of Additional Information.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges investors may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund, and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. The Trust reserves the right to impose additional restrictions on exchanges at any time, although it will attempt to give shareholders 30 days' prior notice whenever it is reasonably able to do so.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Institutional and Administrative Class shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             Except for the Money Market Fund, for purposes of calculating
            NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             The Money Market Fund's securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by
                                                                   Prospectus
            changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

             Under certain circumstances, the per share NAV of the
            Administrative Class shares of the Funds may be lower than the per share NAV of the Institutional Class shares as a result of the daily expense accruals of the service and/or distribution fees paid by Administrative Class shares. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the two classes.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. A shareholder begins earning dividends on Fund shares the day after the Trust receives the shareholder's purchase payment. Dividends paid by each Fund with respect to each class of shares are calculated in the same manner and at the same time, but dividends on Administrative Class shares are expected to be lower than dividends on Institutional Class shares as a result of the distribution fees applicable to Administrative Class shares. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

                                              Declared Daily
                                                 and Paid     Declared and
         Fund                                    Monthly     Paid Quarterly
            ---------------------------------------------------------------
         Fixed Income Funds                         .
            ---------------------------------------------------------------
         Strategic Balanced, Convertible and
          StocksPLUS Funds                                         .
            ---------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

             A Fund's dividend and capital gain distributions with respect to a particular class of shares will automatically be reinvested in additional shares of the same class of the Fund at NAV unless the shareholder elects to have the distributions paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request, signed by the appropriate signatories, indicating the account number, Fund name(s) and wiring instructions. Shareholders do not pay any sales charges on shares received through the reinvestment of Fund distributions.

  PIMCO Funds: Pacific Investment Management Series
71

            Tax Consequences

              . Taxes on Fund Distributions. A shareholder subject to U.S.
            federal income tax will be subject to tax on Fund distributions whether they are paid in cash or reinvested in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to the shareholder as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to shareholders as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable as ordinary income.

             Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Fund distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

              . Taxes on Redemption or Exchanges of Shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When a shareholder exchanges shares of a Fund for shares of another series, the transaction will be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on the Real Return Bond Fund. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

              . A Note on the Municipal Funds. Dividends paid to shareholders of the Municipal Funds and derived from Municipal Bond interest are expected to be designated by the Funds as "exempt-interest dividends" and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes although the California Intermediate Municipal Bond Fund, and the New York Municipal Bond Fund intend to arrange their affairs so that a portion of such distributions will be exempt from state taxes in the respective state. Each Municipal Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Dividends derived from taxable interest or capital gains will be subject to federal income tax. The interest on "private activity" bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from "private activity" bonds will not be exempt from federal income tax. The Municipal Funds seek to produce income that is generally exempt from federal income tax and will not benefit investors in tax-sheltered retirement plans or individuals not subject to federal income tax. Further, the California Intermediate and New York Municipal Bond Funds seek to produce income that is generally exempt from the relevant state's income tax and will not benefit individuals that are not subject to that state's income tax.
                                                                   Prospectus

             This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of
            Securities and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Securities  Most of the Funds in this prospectus seek maximum total return.
Selection   The total return sought by a Fund consists of both income earned on a Fund's investments and capital appreciation, if any, arising from increases in the market value of a Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

             In selecting securities for a Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

             PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

U.S.        U.S. Government Securities are obligations of, or guaranteed by,
Government the U.S. Government, its agencies or government-sponsored Securities enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal   Municipal bonds are generally issued by states and local
Bonds       governments and their agencies, authorities and other
            instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Funds may invest include municipal lease obligations. The Funds may also invest in securities issued by entities whose underlying assets are municipal bonds.



  PIMCO Funds: Pacific Investment Management Series
73

            Each Fund may invest in mortgage- or other asset-backed
Mortgage-   securities. Except for the Money Market, Short Duration Municipal
Related     Income, Municipal Bond, California Intermediate Municipal Bond,
and Other   New York Municipal Bond, and Convertible Funds, each Fund may
Asset-      invest all of its assets in such securities. Mortgage-related
Backed      securities include mortgage pass-through securities,
Securities  collateralized mortgage obligations ("CMOs"), commercial mortgage-
            backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

             The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

             One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. A Fund may not invest more than 5% of its assets in any combination of IO, PO, or inverse floater securities. The Funds may invest in other asset-backed securities that have been offered to investors.

Loan        Certain Funds may invest in fixed- and floating-rate loans, which
Particip-   investments generally will be in the form of loan participations
ations      and assignments of portions of such loans. Participations and
and         assignments involve special types of risk, including credit risk,
Assignments interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate   Corporate debt securities are subject to the risk of the issuer's
Debt        inability to meet principal and interest payments on the
Securities  obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High        Securities rated lower than Baa by Moody's Investors Service, Inc.
Yield       ("Moody's") or lower than BBB by Standard & Poor's Ratings
Securities  Services ("S&P") are sometimes referred to as "high yield" or
            "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher
                                                                   Prospectus
            yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.

              . Credit Ratings and Unrated Securities. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this Prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Variable    Variable and floating rate securities provide for a periodic
and         adjustment in the interest rate paid on the obligations. Each Fund
Floating    may invest in floating rate debt instruments ("floaters") and
Rate        (except the Money Market Fund) engage in credit spread trades.
Securities  While floaters provide a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. Each Fund (except the Money Market
            Fund) may also invest in inverse floating rate debt instruments
            ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
            A Fund may not invest more than 5% of its assets in any combination of inverse floater, interest only, or principal only securities.

Inflation-  Inflation-indexed bonds are fixed income securities whose
Indexed     principal value is periodically adjusted according to the rate of
Bonds       inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
            Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

             The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.




Event-      Each Fund (except the Money Market Fund) may invest in "event-
Linked      linked bonds," which are fixed income securities for which the
Bonds       return of principal and payment of interest is contingent on the non-occurrence of a



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

            specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Fund to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

            Each Fund may invest in convertible securities. Convertible
Convertible securities are generally preferred stocks and other securities,
and         including fixed income securities and warrants, that are
Equity      convertible into or exercisable for common stock at a stated price
Securities  or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

             While the Fixed Income Funds intend to invest primarily in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Fund may consider convertible securities or equity securities to gain exposure to such investments.

             Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign     Investing in foreign securities involves special risks and
(Non-       considerations not typically associated with investing in U.S.
U.S.)       securities. Shareholders should consider carefully the substantial
Securities  risks involved for Funds that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

             Certain Funds also may invest in sovereign debt issued by
            governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the
                                                                   Prospectus
            rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

               .  Emerging Market Securities. The Emerging Markets Bond Fund
            invests primarily in securities of issuers based in countries with developing (or "emerging market") economies, while the Short-Term, Low Duration and Low Duration III Funds may invest up to 5% of their assets in such securities and each remaining Fund that may invest in foreign securities may invest up to 10% of its assets in such securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging markets securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Each Fund (except the Low Duration II, Total Return II, Long-Term
            U.S. Government, Short Duration Municipal Income, Municipal Bond, California Intermediate Municipal Bond and New York Municipal Bond Funds) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Fund may be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Foreign     A Fund that invests directly in foreign currencies or in
(Non-       securities that trade in, or receive revenues in, foreign
U.S.)       currencies will be subject to currency risk. Foreign currency
Currencies  exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.
  PIMCO Funds: Pacific Investment Management Series
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


              . Foreign Currency Transactions. Funds that invest in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer and agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements and dollar
Repurchase rolls, subject to a Fund's limitations on borrowings. A reverse Agreements, repurchase agreement or dollar roll involves the sale of a
Dollar      security by a Fund and its agreement to repurchase the instrument
Rolls and   at a specified time and price, and may be considered a form of
Other       borrowing for some purposes. A Fund will segregate assets
Borrowings  determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Fund.

            Each Fund may borrow money to the extent permitted under the Investment Company Act of 1940 ("1940 Act"), as amended. This means that, in general, a Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. A Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Derivatives Each Fund (except the Money Market Fund) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. Each Fund (except the Money Market Fund) may invest some or all of its assets in derivative instruments. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.
                                                                   Prospectus

             A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk. Liquidity risk exists when a particular
            derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leverage Risk. Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.
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


Delayed     The Funds (except the Money Market and Municipal Bond Funds) may
Funding     also enter into, or acquire participations in, delayed funding
Loans and   loans and revolving credit facilities, in which a lender agrees to
Revolving   make loans up to a maximum amount upon demand by the borrower
Credit      during a specified term. These commitments may have the effect of
Facilities  requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Trans-      settlement date. This risk is in addition to the risk that the
actions     Fund's other assets will decline in the value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Investment  Each Fund may invest up to 10% of its assets in securities of
in Other    other investment companies, such as closed-end management
Investment investment companies, or in pooled accounts or other investment Companies vehicles which invest in foreign markets. As a shareholder of an investment company, a Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

            Subject to the restrictions and limitations of the 1940 Act, each Fund may, in the future, elect to pursue its investment objective by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.
            Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid    Each Fund may invest up to 15% (10% in the case of the Money
Securities  Market Fund) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid.
            However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

                                                                   Prospectus

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan.

Portfolio   The length of time a Fund has held a particular security is not
Turnover    generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each
            Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates).
            The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Temporary   For temporary or defensive purposes, each Fund may invest without
Defensive   limit in U.S. debt securities, including taxable securities and
Strategies  short-term money market securities, when PIMCO deems it appropriate to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

Changes     The investment objective of the Global Bond Fund II may be changed
in          by the Board of Trustees without shareholder approval. The
Investment investment objective of each other Fund is fundamental and may not Objectives be changed without shareholder approval. Unless otherwise stated,
and         all other investment policies of the Funds may be changed by the
Policies    Board of Trustees without shareholder approval.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.
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

            Financial Highlights

            The financial highlights table is intended to help a shareholder understand the financial performance of Institutional and Administrative Class shares of each Fund for the past 5 years or, if the class is less than 5 years old, since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor.

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Money Market
 Institutional Class
 09/30/1999(b)            $ 1.00     $0.02(a)      $ 0.00 (a)    $0.02       $(0.02)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1998                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1997                 1.00      0.05           0.00         0.05        (0.05)       0.00          0.00          0.00
 11/01/1995 - 03/31/1996    1.00      0.02           0.00         0.02        (0.02)       0.00          0.00          0.00
 10/31/1995(a)              1.00      0.06           0.00         0.06        (0.06)       0.00          0.00          0.00
 Administrative Class
 09/30/1999(b)              1.00      0.02(a)        0.00 (a)     0.02        (0.02)       0.00          0.00          0.00
 03/31/1999                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1998                 1.00      0.05(a)        0.00 (a)     0.05        (0.05)       0.00          0.00          0.00
 03/31/1997                 1.00      0.05           0.00         0.05        (0.05)       0.00          0.00          0.00
 11/01/1995 - 03/31/1996    1.00      0.02           0.00         0.02        (0.02)       0.00          0.00          0.00
 01/24/1995 -
  10/31/1995(a)             1.00      0.05           0.00         0.05        (0.05)       0.00          0.00          0.00
Short-Term
 Institutional Class
 09/30/1999(b)            $10.03     $0.28(a)      $(0.07)(a)    $0.21       $(0.28)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.06      0.57(a)       (0.02)(a)     0.55        (0.57)       0.00          0.00         (0.01)
 03/31/1998                10.00      0.62(a)        0.06 (a)     0.68        (0.60)      (0.01)        (0.01)         0.00
 03/31/1997                 9.92      0.61           0.08         0.69        (0.59)      (0.02)         0.00          0.00
 03/31/1996                 9.79      0.69           0.12         0.81        (0.65)      (0.03)         0.00          0.00
 03/31/1995                 9.92      0.56          (0.13)        0.43        (0.55)      (0.01)         0.00          0.00
 Administrative Class
 09/30/1999(b)             10.03      0.27(a)       (0.07)(a)     0.20        (0.27)       0.00          0.00          0.00
 03/31/1999                10.06      0.54(a)       (0.02)(a)     0.52        (0.54)       0.00          0.00         (0.01)
 03/31/1998                10.00      0.59(a)        0.07 (a)     0.66        (0.58)      (0.01)        (0.01)         0.00
 03/31/1997                 9.92      0.58           0.08         0.66        (0.57)      (0.01)         0.00          0.00
 02/01/1996 - 03/31/1996    9.98      0.11          (0.07)        0.04        (0.10)       0.00          0.00          0.00
Low Duration
 Institutional Class
 09/30/1999(b)            $10.10     $0.31(a)      $(0.20)(a)    $0.11       $(0.31)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.18      0.65(a)       (0.02)(a)     0.63        (0.65)       0.00         (0.01)        (0.05)
 03/31/1998                 9.98      0.65(a)        0.23 (a)     0.88        (0.63)      (0.02)        (0.03)         0.00
 03/31/1997                 9.95      0.64           0.03         0.67        (0.63)      (0.01)         0.00          0.00
 03/31/1996                 9.76      0.66           0.21         0.87        (0.68)       0.00          0.00          0.00
 03/31/1995                10.04      0.65          (0.30)        0.35        (0.54)       0.00          0.00          0.00
 Administrative Class
 09/30/1999(b)             10.10      0.30(a)       (0.20)(a)     0.10        (0.30)       0.00          0.00          0.00
 03/31/1999                10.18      0.62(a)       (0.02)(a)     0.60        (0.62)       0.00         (0.01)        (0.05)
 03/31/1998                 9.98      0.63(a)        0.22 (a)     0.85        (0.60)      (0.02)        (0.03)         0.00
 03/31/1997                 9.95      0.62           0.03         0.65        (0.60)      (0.02)         0.00          0.00
 03/31/1996                 9.76      0.63           0.21         0.84        (0.65)       0.00          0.00          0.00
 12/31/1994 - 03/31/1995    9.67      0.18           0.07         0.25        (0.14)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
  PIMCO Funds: Pacific Investment Management Series
83

                                                                 Ratio of Net
Tax Basis                Net Asset        Net Assets  Ratio of    Investment
 Return                    Value             End     Expenses to  Income to   Portfolio
   of          Total        End    Total  of Period    Average     Average    Turnover
 Capital   Distributions of Period Return   (000's)  Net Assets   Net Assets    Rate
---------------------------------------------------------------------------------------
 $ 0.00       $(0.02)     $ 1.00    2.37% $  271,338    0.35%+       4.57%+      N/A
   0.00        (0.05)       1.00    5.14     322,290    0.35         4.85        N/A
   0.00        (0.05)       1.00    5.40      55,335    0.35         5.29        N/A
   0.00        (0.05)       1.00    5.19      23,497    0.40         5.08        N/A
   0.00        (0.02)       1.00    2.58      25,935    0.33+        5.44+       N/A
   0.00        (0.06)       1.00    5.67       7,741    0.40         5.53        N/A
   0.00        (0.02)       1.00    2.24       8,431    0.60+        4.34+       N/A
   0.00        (0.05)       1.00    4.93       9,273    0.60         4.44        N/A
   0.00        (0.05)       1.00    5.12         749    0.60         5.04        N/A
   0.00        (0.05)       1.00    4.94          12    0.66         4.83        N/A
   0.00        (0.02)       1.00    2.47          10    0.61+        5.95+       N/A
   0.00        (0.05)       1.00    4.21          10    0.68+        5.94+       N/A
 $ 0.00       $(0.28)     $ 9.96    2.12% $  487,849    0.45%+       5.59%+       21%
   0.00        (0.58)      10.03    5.63     495,752    0.45         5.66         47
   0.00        (0.62)      10.06    7.06     172,846    0.45         6.12         48
   0.00        (0.61)      10.00    7.12     156,515    0.47         6.12         77
   0.00        (0.68)       9.92    8.49     101,797    0.58         6.86        215
   0.00        (0.56)       9.79    4.46      90,114    0.50         5.67         79
   0.00        (0.27)       9.96    1.99       5,712    0.70+        5.35+        21
   0.00        (0.55)      10.03    5.39       3,769    0.70         5.37         47
   0.00        (0.60)      10.06    6.80       5,147    0.70         5.86         48
   0.00        (0.58)      10.00    6.86       4,513    0.72         5.87         77
   0.00        (0.10)       9.92    0.41       3,999    0.52+        4.44+       215
 $ 0.00       $(0.31)     $ 9.90    1.11% $4,067,967    0.43%+       6.20%+       52%
   0.00        (0.71)      10.10    6.35   3,367,438    0.43         6.36        245
   0.00        (0.68)      10.18    9.00   2,759,531    0.43         6.39        309
   0.00        (0.64)       9.98    6.97   2,797,001    0.43         6.46        240
   0.00        (0.68)       9.95    9.13   2,677,574    0.42         6.88        209
  (0.09)       (0.63)       9.76    3.60   2,332,032    0.41         6.46         77
   0.00        (0.30)       9.90    0.98%    120,300    0.68+        5.93+        52
   0.00        (0.68)      10.10    6.09     128,212    0.68         6.09        245
   0.00        (0.65)      10.18    8.73      46,186    0.68         6.16        309
   0.00        (0.62)       9.98    6.71      23,564    0.68         6.21        240
   0.00        (0.65)       9.95    8.83       2,536    0.69         6.73        209
  (0.02)       (0.16)       9.76    2.53         771    0.66+        6.93+        77

-------
+ Annualized.
                                                                   Prospectus

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Low Duration II
 Institutional Class
 09/30/1999(b)            $ 9.95     $0.28(a)      $(0.19)(a)    $ 0.09      $(0.28)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.00      0.58(a)        0.00 (a)      0.58       (0.58)       0.00          0.00         (0.05)
 03/31/1998                 9.81      0.22(a)        0.59 (a)      0.81       (0.56)      (0.04)        (0.02)         0.00
 03/31/1997                 9.82      0.62          (0.03)         0.59       (0.58)      (0.02)         0.00          0.00
 03/31/1996                 9.77      0.66           0.04          0.70       (0.60)      (0.03)         0.00          0.00
 03/31/1995                 9.94      0.62          (0.16)         0.46       (0.58)      (0.03)         0.00          0.00
 Administrative Class
 09/30/1999(b)              9.95      0.28(a)       (0.20)(a)      0.08       (0.27)       0.00          0.00          0.00
 03/31/1999                10.00      0.56(a)        0.00 (a)      0.56       (0.56)       0.00          0.00         (0.05)
 02/02/1998 - 03/31/1998   10.03      0.14(a)       (0.08)(a)      0.06       (0.08)      (0.01)         0.00          0.00
Low Duration III
 Institutional Class
 09/30/1999(b)            $ 9.98     $0.30(a)      $(0.17)(a)    $ 0.13      $(0.30)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.05      0.60(a)        0.00 (a)      0.60       (0.60)       0.00          0.00         (0.07)
 03/31/1998                 9.91      0.53(a)        0.24 (a)      0.77       (0.60)       0.00         (0.03)         0.00
 12/31/1996 - 03/31/1997   10.00      0.15          (0.09)         0.06       (0.15)       0.00          0.00          0.00
 Administrative Class
 09/30/1999(b)              9.98      0.30          (0.19)         0.11       (0.28)       0.00          0.00          0.00
 03/19/1999 - 03/31/1999    9.97      0.02           0.01          0.03       (0.02)       0.00          0.00          0.00
Low Duration Mortgage
 Institutional Class
 09/30/1999(b)            $10.01     $0.31(a)      $(0.09)(a)    $ 0.22      $(0.31)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.13      0.64(a)       (0.08)(a)      0.56       (0.64)       0.00          0.00         (0.04)
 07/31/1997 - 03/31/1998   10.00      0.43(a)        0.14 (a)      0.57       (0.42)       0.00         (0.02)         0.00
Moderate Duration
 Institutional Class
 09/30/1999(b)            $ 9.94     $0.28(a)      $(0.26)(a)    $ 0.02      $(0.29)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.14      0.60(a)        0.07 (a)      0.67       (0.60)       0.00         (0.11)        (0.16)
 03/31/1998                 9.83      0.38(a)        0.56 (a)      0.94       (0.60)       0.00         (0.03)         0.00
 12/31/1996 - 03/31/1997   10.00      0.15          (0.17)        (0.02)      (0.15)       0.00          0.00          0.00
Real Return Bond
 Institutional Class
 09/30/1999(b)            $ 9.83     $0.36(a)      $(0.03)(a)    $ 0.33      $(0.34)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                 9.77      0.51(a)        0.10 (a)      0.61       (0.48)      (0.07)         0.00          0.00
 03/31/1998                 9.93      0.44(a)        0.05 (a)      0.49       (0.48)      (0.03)        (0.14)         0.00
 01/29/1997 - 03/31/1997    9.92      0.11          (0.02)         0.09       (0.08)       0.00          0.00          0.00
Total Return
 Institutional Class
 09/30/1999(b)            $10.36     $0.31(a)      $(0.30)(a)    $ 0.01      $(0.31)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.62      0.63(a)        0.16 (a)      0.79       (0.63)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.64(a)        0.62 (a)      1.26       (0.62)      (0.02)        (0.27)         0.00
 03/31/1997                10.29      0.68          (0.02)         0.66       (0.66)      (0.02)         0.00          0.00
 03/31/1996                10.02      0.81           0.29          1.10       (0.61)      (0.10)        (0.12)         0.00
 03/31/1995                10.25      0.64          (0.24)         0.40       (0.56)      (0.05)         0.00          0.00
 Administrative Class
 09/30/1999(b)             10.36      0.29(a)       (0.30)(a)     (0.01)      (0.29)       0.00          0.00          0.00
 03/31/1999                10.62      0.61(a)        0.16 (a)      0.77       (0.61)       0.00         (0.24)        (0.18)
 03/31/1998                10.27      0.61(a)        0.63 (a)      1.24       (0.60)      (0.02)        (0.27)         0.00
 03/31/1997                10.29      0.66(a)       (0.02)(a)      0.64       (0.64)      (0.02)         0.00          0.00
 03/31/1996                10.01      0.80           0.29          1.09       (0.60)      (0.09)        (0.12)         0.00
 09/07/1994 - 03/31/1995   10.00      0.31           0.06          0.37       (0.32)      (0.03)         0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Unaudited
  PIMCO Funds: Pacific Investment Management Series
85

                                                                       Ratio of Net
Tax Basis                Net Asset          Net Assets   Ratio of       Investment
 Return                    Value                End     Expenses to     Income to   Portfolio
   of          Total        End    Total     of Period    Average        Average    Turnover
 Capital   Distributions of Period Return     (000's)   Net Assets      Net Assets    Rate
---------------------------------------------------------------------------------------------
 $ 0.00       $(0.28)     $ 9.76    0.97 %  $   467,105    0.62%+(e)       5.77%+       59%
   0.00        (0.63)       9.95    5.89        414,463    0.57  (c)       5.79        322
   0.00        (0.62)      10.00    8.29        401,204    0.50            5.98        335
   0.00        (0.60)       9.81    6.33        339,375    0.51            6.31        237
  (0.02)       (0.65)       9.82    7.30        253,299    0.48            6.61        225
  (0.02)       (0.63)       9.77    4.80        170,866    0.47            6.35        102
   0.00        (0.27)       9.76    0.83            303    0.88+ (f)       5.69+        59
   0.00        (0.61)       9.95    5.63         22,594    0.85  (d)       5.47        322
   0.00        (0.09)      10.00    0.58             56    0.75+           8.53+       335
 $ 0.00       $(0.30)     $ 9.81    1.30 %  $    25,485    0.57%+(g)       6.01%+       53%
   0.00        (0.67)       9.98    6.10         26,549    0.50            5.94        167
   0.00        (0.63)      10.05    7.93         23,896    0.50            5.98        307
   0.00        (0.15)       9.91    0.58         10,056    0.49+           6.00+       155
   0.00        (0.28)       9.81    1.17             10    0.81+ (h)       2.84+        53
   0.00        (0.02)       9.98    0.15              6    0.75            6.42        167
 $ 0.00       $(0.31)     $ 9.92    2.26 %  $     4,178    1.73%+(e)       6.27%       115%
   0.00        (0.68)      10.01    5.71          4,119    2.37  (e)       6.35        198
   0.00        (0.44)      10.13    5.86          3,748    1.81+ (f)       6.30+       486
 $ 0.00       $(0.29)     $ 9.67    0.26 %  $   345,033    0.45%+          6.01%+       70%
   0.00        (0.87)       9.94    6.70        317,400    0.45            5.94        169
   0.00        (0.63)      10.14    9.80        239,152    0.45            3.75         96
   0.00        (0.15)       9.83   (0.25)        13,458    0.44+           6.01+        49
 $ 0.00       $(0.34)     $ 9.82    3.40 %  $    86,100    0.54%+          7.28%+      103%
   0.00        (0.55)       9.83    6.41         15,588    0.52            5.18        438
   0.00        (0.65)       9.77    4.70          5,526    0.52            4.46        967
   0.00        (0.08)       9.93    0.09          5,638    0.51+           6.54+       160
 $ 0.00       $(0.31)     $10.06    0.07 %  $23,305,606    0.46%+          6.00%+       46%
   0.00        (1.05)      10.36    7.60     21,711,396    0.43            5.91        154
   0.00        (0.91)      10.62   12.63     16,484,119    0.43            6.06        206
   0.00        (0.68)      10.27    6.60     12,528,536    0.43            6.60        173
   0.00        (0.83)      10.29   11.14     10,247,605    0.42            6.85        221
  (0.02)       (0.63)      10.02    4.22      7,239,735    0.41            6.72         98
   0.00        (0.29)      10.06   (0.06)     2,873,555    0.71+           5.73+        46
   0.00        (1.03)      10.36    7.33      1,972,984    0.68            5.52        154
   0.00        (0.89)      10.62   12.36        481,730    0.68            5.74        206
   0.00        (0.66)      10.27    6.34        151,194    0.68            6.35        173
   0.00        (0.81)      10.29   10.99        104,618    0.68            6.64        221
  (0.01)       (0.36)      10.01    3.76          9,037    0.66+           6.54+        98

-------
+ Annualized.
(c) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.50%.
(d) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.75%.
(e) Ratio of expenses to net assets excluding interest expense is 0.50%.
(f) Ratio of expenses to net assets excluding interest expense is 0.75%.
(g) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(h) Ratio of expenses to average net assets excluding interest expense is 0.76%.
                                                                   Prospectus

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Total Return II
 Institutional Class
 09/30/1999(b)            $10.11     $0.28(a)      $ 0.33 (a)    $(0.05)     $(0.28)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.26      0.59(a)        0.17 (a)      0.76       (0.59)       0.00         (0.18)        (0.14)
 03/31/1998                 9.85      0.63(a)        0.52 (a)      1.15       (0.60)      (0.03)        (0.11)         0.00
 03/31/1997                 9.89      0.61          (0.02)         0.59       (0.62)      (0.01)         0.00          0.00
 11/01/1995 - 03/31/1996   10.21      0.25          (0.17)         0.08       (0.26)       0.00         (0.09)        (0.05)
 10/31/1995(a)              9.39      0.69           0.76          1.45       (0.62)       0.00         (0.01)         0.00
 Administrative Class
 09/30/1999(b)             10.11      0.28(a)       (0.34)(a)     (0.06)      (0.27)       0.00          0.00          0.00
 03/31/1999                10.26      0.56(a)        0.17 (a)      0.73       (0.56)       0.00         (0.18)        (0.14)
 03/31/1998                 9.85      0.60(a)        0.52 (a)      1.12       (0.57)      (0.03)        (0.11)         0.00
 03/31/1997                 9.89      0.59          (0.02)         0.57       (0.60)      (0.01)         0.00          0.00
 11/01/1995 - 03/31/1996   10.22      0.24          (0.17)         0.07       (0.26)       0.00         (0.09)        (0.05)
 11/30/1994 -
  10/31/1995(a)             9.34      0.56           0.88          1.44       (0.55)       0.00         (0.01)         0.00
Total Return III
 Institutional Class
 09/30/1999(b)            $ 9.27     $0.28(a)      $(0.34)(a)    $(0.06)     $(0.27)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                 9.55      0.57(a)        0.20 (a)      0.77       (0.56)       0.00         (0.24)        (0.25)
 03/31/1998                 9.15      0.57(a)        0.56 (a)      1.13       (0.54)      (0.03)        (0.16)         0.00
 03/31/1997                 9.13      0.55           0.05          0.60       (0.55)      (0.02)         0.00         (0.01)
 03/31/1996                 8.99      0.72           0.17          0.89       (0.54)      (0.09)        (0.12)         0.00
 03/31/1995                 9.18      0.59          (0.16)         0.43       (0.52)      (0.02)         0.00          0.00
 Administrative Class
 09/30/1999(b)              9.27      0.28(a)       (0.35)(a)     (0.07)      (0.26)       0.00          0.00          0.00
 03/31/1999                 9.55      0.55(a)        0.20 (a)      0.75       (0.54)       0.00         (0.24)        (0.25)
 04/11/1997 - 03/31/1998    9.12      0.54(a)        0.58 (a)      1.12       (0.50)      (0.03)        (0.16)         0.00
Total Return Mortgage
 Institutional Class
 09/30/1999(b)            $10.19     $0.29(a)      $(0.21)(a)    $ 0.08      $(0.29)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.24      0.58(a)        0.05 (a)      0.63       (0.58)       0.00         (0.03)        (0.07)
 07/31/1997 - 03/31/1998   10.00      0.41(a)        0.30 (a)      0.71       (0.46)       0.00         (0.01)         0.00
High Yield
 Institutional Class
 09/30/1999(b)            $11.23     $0.46(a)      $(0.49)(a)    $(0.03)     $(0.47)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                11.66      0.95(a)       (0.43)(a)      0.52       (0.94)      (0.01)         0.00          0.00
 03/31/1998                11.10      0.98(a)        0.65 (a)      1.63       (0.98)       0.00          0.00         (0.09)
 03/31/1997                10.94      0.92           0.34          1.26       (0.97)       0.00         (0.13)         0.00
 03/31/1996                10.42      1.04           0.54          1.58       (1.01)       0.00         (0.05)         0.00
 03/31/1995                10.52      0.99          (0.12)         0.87       (0.93)      (0.02)         0.00         (0.02)
 Administrative Class
 09/30/1999(b)             11.23      0.45(a)       (0.50)(a)     (0.05)      (0.45)       0.00          0.00          0.00
 03/31/1999                11.66      0.93(a)       (0.43)(a)      0.50       (0.92)      (0.01)         0.00          0.00
 03/31/1998                11.10      0.95(a)        0.65 (a)      1.60       (0.95)       0.00          0.00         (0.09)
 03/31/1997                10.94      0.85(a)        0.38 (a)      1.23       (0.94)       0.00         (0.13)         0.00
 03/31/1996                10.41      1.02(a)        0.54 (a)      1.56       (0.98)       0.00         (0.05)         0.00
 01/16/1995 - 03/31/1995   10.14      0.23           0.25          0.48       (0.21)       0.00          0.00          0.00
Long-Term U.S. Gov't
 Institutional Class
 09/30/1999(b)            $10.30     $0.32(a)      $(0.62)(a)    $(0.30)     $(0.31)     $ 0.00        $ 0.00        $ 0.00
 03/31/1999                10.57      0.63(a)        0.20 (a)      0.83       (0.64)       0.00          0.00         (0.46)
 03/31/1998                 9.39      0.52(a)        1.34 (a)      1.86       (0.62)       0.00         (0.06)         0.00
 03/31/1997                 9.96      0.79          (0.35)         0.44       (0.68)       0.00          0.00         (0.33)
 03/31/1996                 9.85      0.83           0.66          1.49       (0.68)      (0.04)        (0.50)        (0.16)
 03/31/1995                 9.96      0.60          (0.09)         0.51       (0.60)      (0.02)         0.00          0.00
 Administrative Class
 09/30/1999(b)             10.30      0.28(a)       (0.59)(a)     (0.30)      (0.31)       0.00          0.00          0.00
 03/31/1999                10.57      0.60(a)        0.20 (a)      0.80       (0.61)       0.00          0.00         (0.46)
 09/23/1997 - 03/31/1998   10.17      0.26(a)        0.51 (a)      0.77       (0.31)       0.00         (0.06)         0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited
  PIMCO Funds: Pacific Investment Management Series
87

                                                                      Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of       Investment
 Return                    Value               End     Expenses to     Income to   Portfolio
   of          Total        End    Total    of Period    Average        Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets      Net Assets    Rate
--------------------------------------------------------------------------------------------
 $ 0.00       $(0.28)     $ 9.78   (0.49)%  $1,150,127    0.50%+          5.65%+       53%
   0.00        (0.91)      10.11    7.46       986,690    0.50            5.65        213
   0.00        (0.74)      10.26   11.99       574,587    0.50            6.15        361
   0.00        (0.63)       9.85    6.15       478,451    0.50            6.38        293
   0.00        (0.40)       9.89    0.78       455,583    0.51+           6.36+        73
   0.00        (0.63)      10.21   15.96       442,091    0.50            6.47         41
   0.00        (0.27)       9.78   (0.61)       50,434    0.75+           5.27+        53
   0.00        (0.88)      10.11    7.19        54,736    0.75            5.33        213
   0.00        (0.71)      10.26   11.71        15,172    0.75            5.86        361
   0.00        (0.61)       9.85    5.88         5,304    0.75            6.13        293
   0.00        (0.40)       9.89    0.57         3,320    0.76+           6.06+        73
   0.00        (0.56)      10.22   15.92         3,163    0.76+           6.22+        41
 $ 0.00       $(0.27)     $ 8.94   (0.60)%  $  617,808    0.51%+          6.00%+       56%
   0.00        (1.05)       9.27    8.20       488,243    0.50            5.85        216
   0.00        (0.73)       9.55   12.62       365,249    0.51            5.99        183
   0.00        (0.58)       9.15    6.76       193,297    0.51            6.21         90
   0.00        (0.75)       9.13   10.06       142,223    0.50            6.82        177
  (0.08)       (0.62)       8.99    4.92        99,497    0.50            6.95        146
   0.00        (0.26)       8.94   (0.73)        3,270    0.76+           5.78+        56
   0.00        (1.03)       9.27    7.93         1,867    0.75            5.59        216
   0.00        (0.69)       9.55   12.46           178    0.76+           5.85+       183
 $ 0.00       $(0.29)     $ 9.98    0.85 %  $    3,901    0.51%+          5.83%+      190%
   0.00        (0.68)      10.19    6.27         4,128    0.50            5.66        158
   0.00        (0.47)      10.24    6.69         3,588    0.52+           6.07+       593
 $ 0.00       $(0.47)     $10.73   (0.32)%  $2,320,018    0.50%+          8.45%+       17%
   0.00        (0.95)      11.23    4.73     2,162,868    0.50            8.41         39
   0.00        (1.07)      11.66   15.26     1,628,930    0.50            8.52         37
   0.00        (1.10)      11.10   12.04       744,498    0.50            8.77         67
   0.00        (1.06)      10.94   15.70       536,983    0.47            9.28         66
   0.00        (0.97)      10.42    8.81       336,310    0.48            9.37         78
   0.00        (0.45)      10.73   (0.44)      320,987    0.75+           8.17+        17
   0.00        (0.93)      11.23    4.49       238,792    0.75            8.17         39
   0.00        (1.04)      11.66   14.98        69,937    0.75            8.21         37
   0.00        (1.07)      11.10   11.76        10,428    0.76            8.48         67
   0.00        (1.03)      10.94   15.54         1,007    0.80            9.16         66
   0.00        (0.21)      10.41    4.66            41    0.73+          10.12+        78
 $ 0.00       $(0.31)     $ 9.69   (2.88)%  $  281,120    0.55%+(c)       6.34%+      167%
   0.00        (1.10)      10.30    7.76       170,847    0.89  (d)       5.83        364
   0.00        (0.68)      10.57   20.23        48,547    0.51            4.88        177
   0.00        (1.01)       9.39    4.48        19,995    0.63            7.63        402
   0.00        (1.38)       9.96   14.83        32,511    0.56            6.80        238
   0.00        (0.62)       9.85    5.50        32,349    0.50            6.62         89
   0.00        (0.30)       9.69   (2.99)       44,170    0.80+ (e)       5.55+       167
   0.00        (1.07)      10.30    7.46        11,383    1.15  (f)       5.58        364
   0.00        (0.37)      10.57    7.60         4,957     .76+           4.87+       177

-------
+ Annualized.
(c)Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.50%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(f) Ratio of expenses to average net assets excluding interest expense on reverse repurchase agreement is 0.76%.
                                                                   Prospectus

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Short Duration Municipal Income
Fund
 Institutional Class
 08/31/1999 -
  09/30/1999(b)           $10.00     $0.03         $ 0.00        $ 0.03      $(0.03)     $ 0.00        $ 0.00         $0.00
Municipal Bond
 Institutional Class
 09/30/1999(b)            $10.12     $0.23(a)      $(0.56)(a)    $(0.33)     $(0.23)     $ 0.00        $ 0.00         $0.00
 03/31/1999                 9.97      0.45(a)        0.14 (a)      0.59       (0.44)       0.00          0.00          0.00
 12/31/1997 - 03/31/1998   10.00      0.11(a)       (0.03)(a)      0.08       (0.11)       0.00          0.00          0.00
 Administrative Class
 09/30/1999(b)             10.12      0.21          (0.55)        (0.34)      (0.22)       0.00          0.00          0.00
 09/30/98 - 03/31/1999     10.25      0.21          (0.13)         0.08       (0.21)       0.00          0.00          0.00
California Intermediate Municipal
Bond Fund
 Institutional Class
 08/31/1999 -
  09/30/1999(b)           $10.00     $0.03         $ 0.04        $ 0.07      $(0.03)     $ 0.00        $ 0.00         $0.00
 Administrative Class
 09/07/1999 -
  09/30/1999(b)            10.02      0.02           0.02          0.04       (0.02)       0.00          0.00          0.00
New York Municipal
Bond Fund
 Institutional Class
 08/31/1999 -
 09/30/1999(b)            $10.00     $0.03         $ 0.01        $ 0.04      $(0.03)     $ 0.00        $ 0.00         $0.00
Global Bond
 Institutional Class
 09/30/1999(b)            $ 9.76     $0.27(a)      $(0.34)(a)    $(0.07)     $(0.28)     $ 0.00        $ 0.00         $0.00
 03/31/1999                 9.70      0.52(a)        0.14 (a)      0.66       (0.36)      (0.16)        (0.08)         0.00
 03/31/1998                 9.86      0.66(a)       (0.10)(a)      0.56       (0.53)       0.00          0.00         (0.19)
 03/31/1997                10.05      0.70          (0.01)         0.69       (0.44)       0.00         (0.44)         0.00
 03/31/1996                 9.87      0.45           0.72          1.17       (0.61)       0.00         (0.21)        (0.17)
 03/31/1995                 9.85      0.69          (0.14)         0.55       (0.29)      (0.24)         0.00          0.00
 Administrative Class
 09/30/1999(b)              9.76      0.27(a)       (0.35)(a)     (0.08)      (0.27)       0.00          0.00          0.00
 03/31/1999                 9.70      0.51(a)        0.14 (a)      0.65       (0.35)      (0.16)        (0.08)         0.00
 03/31/1998                 9.86      0.59(a)       (0.05)(a)      0.54       (0.51)       0.00          0.00         (0.19)
 08/01/1996 - 03/31/1997   10.28      0.51          (0.23)         0.28       (0.26)       0.00         (0.44)         0.00
Global Bond II
 Institutional Class
 09/30/1999(b)            $ 9.89     $0.27(a)      $(0.35)(a)    $(0.08)     $(0.27)     $ 0.00        $(0.09)        $0.00
 03/31/1999                 9.92      0.52(a)        0.06 (a)      0.58       (0.52)       0.00         (0.01)        (0.08)
 02/25/1998 - 03/31/1998    9.82      0.06(a)        0.09 (a)      0.15        0.00       (0.05)         0.00          0.00
Foreign Bond
 Institutional Class
 09/30/1999(b)            $10.63     $0.32(a)      $(0.49)(a)    $(0.17)     $(0.32)     $ 0.00        $ 0.00         $0.00
 03/31/1999                10.74      0.58(a)        0.24 (a)      0.82       (0.58)       0.00         (0.10)        (0.25)
 03/31/1998                10.41      0.66(a)        0.61 (a)      1.27       (0.63)       0.00         (0.31)         0.00
 03/31/1997                10.50      0.80           1.00          1.80       (0.40)       0.00         (1.49)         0.00
 03/31/1996                 9.38      0.96           1.03          1.99       (0.34)      (0.25)        (0.25)        (0.03)
 03/31/1995                10.18      0.38          (0.57)        (0.19)       0.00        0.00          0.00          0.00
 Administrative Class
 09/30/1999(b)             10.63      0.31(a)       (0.49)(a)     (0.18)      (0.31)       0.00          0.00          0.00
 03/31/1999                10.74      0.56(a)        0.24 (a)      0.80       (0.56)       0.00         (0.10)        (0.25)
 03/31/1998                10.41      0.63(a)        0.61 (a)      1.24       (0.60)       0.00         (0.31)         0.00
 01/28/1997 - 03/31/1997   10.54      0.59          (0.67)        (0.08)      (0.05)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited.
  PIMCO Funds: Pacific Investment Management Series
89

                                                                     Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of      Investment
 Return                    Value               End     Expenses to    Income to   Portfolio
   of          Total        End    Total    of Period    Average       Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets     Net Assets    Rate
-------------------------------------------------------------------------------------------
 $ 0.00       $(0.03)     $10.00    0.30%    $ 10,536     0.39%+         3.60%+      104%
 $ 0.00       $(0.23)     $ 9.56   (3.31)%   $  4,325     0.52%+         4.60%+       48%
   0.00        (0.44)      10.12    6.04        5,894     0.50           4.41         70
   0.00        (0.11)       9.97    0.78        3,023     0.50+          4.46+        60
   0.00        (0.22)       9.56   (3.43)       2,477     0.77+          2.22+        48
   0.00        (0.21)      10.12    0.83        1,419     0.75+          2.11         70
 $ 0.00       $(0.03)     $10.04    0.71 %   $  3,123     0.49%+         3.83%+      181%
   0.00        (0.02)      10.04    0.63           10     0.49+          2.95+       181
 $ 0.00       $(0.03)     $10.01    0.39 %   $  3,010     0.49%+         3.69%+      193%
 $ 0.00       $(0.28)     $ 9.41   (0.56)%   $283,268     0.62%+(c)      5.96%+       39%
   0.00        (0.60)       9.76    6.90      266,984     0.55           5.35        143
   0.00        (0.72)       9.70    5.85      256,274     0.55           6.64        389
   0.00        (0.88)       9.86    6.78      215,631     0.56           7.51        911
   0.00        (0.99)      10.05   12.04      133,833     0.58           5.88       1083
   0.00        (0.53)       9.87   10.35       76,476     0.64           5.59        461
   0.00        (0.27)       9.41   (0.68)       7,065     0.87+ (d)      5.80+        39
   0.00        (0.59)       9.76    6.78        1,326     0.80           5.21        143
   0.00        (0.70)       9.70    5.57        1,548     0.80           6.39        389
   0.00        (0.70)       9.86    2.97          346     0.78+          5.66+       911
 $ 0.00       $(0.36)     $ 9.45   (1.69)%   $ 29,033     0.58%+         2.84%+       55%
   0.00        (0.61)       9.89    6.06       29,044     0.55           5.29        236
   0.00        (0.05)       9.92    1.02       24,517     0.55+          6.24+       369
 $ 0.00       $(0.32)     $10.14   (1.63)%   $461,433     0.59%+(e)      6.16%+       90%
   0.00        (0.93)      10.63    7.92      530,325     0.50           5.39        376
   0.00        (0.94)      10.74   12.64      392,198     0.50           6.32        280
   0.00        (1.89)      10.41   17.69      234,880     0.50           7.88        984
   0.00        (0.87)      10.50   21.80      258,493     0.52           5.83       1234
  (0.61)       (0.61)       9.38   (1.85)     232,700     0.47           6.44        299
   0.00        (0.31)      10.14   (1.75)       4,906     0.85+ (f)      5.97+        90
   0.00        (0.91)      10.63    7.65        2,096     0.75           5.13        376
   0.00        (0.91)      10.74   12.34          315     0.75           6.07        280
   0.00        (0.05)      10.41   (0.72)          30     0.79+          7.63+       984

-------
+ Annualized.
(c)Ratio of expenses to average net assets excluding interest expense is 0.55%.
(d)Ratio of expenses to average net assets excluding interest expense is 0.80%.
(e) Ratio of expenses to average net assets excluding interest expense on agreement is 0.50%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.75%.
                                                                   Prospectus

                         Net Asset              Net Realized  Total Income Dividends  Dividends in  Distributions Distributions
Year or                    Value      Net      and Unrealized (Loss) from   from Net  Excess of Net   from Net    in Excess of
Period                   Beginning Investment  Gain (Loss) on  Investment  Investment  Investment     Realized    Net Realized
Ended                    of Period   Income     Investments    Operations    Income      Income     Capital Gains Capital Gains
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Bond
 Institutional Class
 09/30/1999(b)            $ 7.51     $ 0.45(a)     $ 0.17 (a)    $0.62       $(0.45)      $0.00        $ 0.00        $ 0.00
 03/31/1999                 9.67       0.87(a)      (2.11)(a)    (1.24)       (0.87)       0.00          0.00         (0.05)
 07/31/1997 - 03/31/1998   10.00       0.46(a)      (0.18)(a)     0.28        (0.46)       0.00         (0.15)         0.00
 Administrative Class
 09/30/1999(b)              7.51       0.45          0.16         0.61        (0.44)       0.00          0.00          0.00
 09/30/98 - 03/31/1999      6.82       0.45          0.74         1.19        (0.45)       0.00          0.00         (0.05)
Strategic Balanced
 Institutional Class
 09/30/1999(b)            $12.76     $ 0.33(a)     $(0.26)(a)    $0.07       $(0.23)      $0.00        $ 0.00        $ 0.00
 03/31/1999                12.60       0.89(a)       0.60 (a)     1.49        (0.66)       0.00         (0.67)         0.00
 03/31/1998                10.32       1.30(a)       2.05 (a)     3.35        (0.84)       0.00         (0.23)         0.00
 06/28/1996 - 03/31/1997   10.00       0.85          0.31         1.16        (0.63)       0.00         (0.21)         0.00
 Administrative Class
 06/30/99 -
  09/30/1999(b)            13.17       0.69         (0.56)       (0.47)       (0.11)       0.00          0.00          0.00
Convertible Fund
 Institutional Class
 09/30/1999(b)            $10.00     $(0.05)       $ 1.42        $1.37       $ 0.00       $0.00        $ 0.00        $ 0.00
StocksPLUS
 Institutional Class
 09/30/1999(b)            $14.32     $ 0.32(a)     $(0.20)(a)    $0.12       $(0.25)      $0.00        $ 0.00        $ 0.00
 03/31/1999                14.09       0.97(a)       1.32 (a)     2.29        (0.82)       0.00         (1.24)         0.00
 03/31/1998                11.46       1.90(a)       3.23 (a)     5.13        (1.41)       0.00         (1.09)         0.00
 03/31/1997                11.16       1.27          0.82         2.09        (1.27)       0.00         (0.52)         0.00
 03/31/1996                10.48       0.91          2.48         3.39        (1.05)       0.00         (1.62)        (0.04)
 03/31/1995                 9.52       1.03          0.69         1.72        (0.76)       0.00          0.00          0.00
 Administrative Class
 09/30/1999(b)             14.25       0.27(a)      (0.20)(a)     0.07        (0.24)       0.00          0.00          0.00
 03/31/1999                14.06       1.10(a)       1.13 (a)     2.23        (0.80)       0.00         (1.24)         0.00
 03/31/1998                11.46       1.89(a)       3.19 (a)     5.08        (1.39)       0.00         (1.09)         0.00
 01/07/1997 - 03/31/1997   11.56       0.14         (0.09)        0.05        (0.15)       0.00          0.00          0.00

-------
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Unaudited.

  PIMCO Funds: Pacific Investment Management Series
91

                                                                     Ratio of Net
Tax Basis                Net Asset          Net Assets  Ratio of      Investment
 Return                    Value               End     Expenses to    Income to   Portfolio
   of          Total        End    Total    of Period    Average       Average    Turnover
 Capital   Distributions of Period Return     (000's)  Net Assets     Net Assets    Rate
-------------------------------------------------------------------------------------------
  $0.00       $(0.45)     $ 7.68     8.45 %  $  4,478     0.90%+(c)     11.66%+      188%
   0.00        (0.92)       7.51   (12.55)      3,641     0.85          11.08        315
   0.00        (0.61)       9.67     3.10       3,676     0.86+          7.21+       695
   0.00        (0.44)       7.68     8.30      11,563     1.13+          5.73+       188
   0.00        (0.50)       7.51    17.88         118     1.10           6.24        315
  $0.00       $(0.23)     $12.60     0.51 %  $125,686     0.65%+         4.96%+       34%
   0.00        (1.33)      12.76    12.36      97,945     0.65           7.00         82
   0.00        (1.07)      12.60    33.40      38,806     0.65          10.84         56
   0.00        (0.84)      10.32    11.83      10,360     0.90+          9.72+        95
   0.00        (0.11)      12.59    (3.58)        248     0.90+          2.71+        34
  $0.00       $ 0.00      $11.37    13.70 %  $ 36,145     0.70%+(d)     (0.81)%+     205%
  $0.00       $(0.25)     $14.19     0.83 %  $546,622     0.66%+         4.30%+       46%
   0.00        (2.06)      14.32    17.65     512,953     0.65           6.92         81
   0.00        (2.50)      14.09    47.75     416,600     0.65          13.74         30
   0.00        (1.79)      11.46    19.44     235,829     0.65          11.78         47
   0.00        (2.71)      11.16    34.07     151,869     0.70          15.23        102
   0.00        (0.76)      10.48    18.64      46,498     0.50          11.89        177
   0.00        (0.24)      14.08     0.49      51,992     0.91+          1.77+        46
   0.00        (2.04)      14.25    17.21      11,302     0.90           7.83         81
   0.00        (2.48)      14.06    47.19       2,143     0.90          13.49         30
   0.00        (0.15)      11.46     0.34         682     0.95+          4.83+        47

-------
+ Annualized.
(c) Ratio of expenses to average net assets excluding interest expense is 0.85%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.65%.

                                                                   Prospectus

            Appendix A
            Description of Securities Ratings

            A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

             High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

             Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

             Below Investment Grade, High Yield Securities ("Junk Bonds") are
            those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer's ability to repay principal and interest.

             Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

Moody's     Corporate and Municipal Bond Ratings
Investors
Service,     Aaa: Bonds which are rated Aaa are judged to be of the best
Inc.        quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

             A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


PIMCO Funds: Pacific Investment Management Series

             Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

             C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate   Moody's short-term debt ratings are opinions of the ability of
Short-      issuers to repay punctually senior debt obligations which have an
Term Debt   original maturity not exceeding one year. Obligations relying upon
Ratings     support mechanisms such as letters of credit and bonds of
            indemnity are excluded unless explicitly rated.

             Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

             PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

             PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

             PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

             NOT PRIME: Issuers rated Not Prime do not fall within any of the
            Prime rating categories.

Short-      There are four rating categories for short-term municipal bonds
Term        that define an investment grade situation, which are listed below.
Municipal   In the case of variable rate demand obligations (VRDOs), a two-
Bond        component rating is assigned. The first element represents an
Ratings     evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

             MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
                                                                   Prospectus

             MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

             MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

             MIG 4/VMIG 4: This designation denotes adequate quality.
            Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

             SG: This designation denotes speculative quality. Debt
            instruments in this category lack margins of protection.

Standard    Corporate and Municipal Bond Ratings
& Poor's
Ratings     Investment Grade
Services     AAA: Debt rated AAA has the highest rating assigned by S&P.
            Capacity to pay interest and repay principal is extremely strong.

             AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

             A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

             BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

            Speculative Grade
             Debt rated BB, B, CCC, CC, and C is regarded as having
            predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

             BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

             B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

             CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.



PIMCO Funds: Pacific Investment Management Series

             CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

             C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

             CI: The rating CI is reserved for income bonds on which no interest is being paid.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

             Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

             r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

             The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

             N.R.: Not rated.

             Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial  An S&P commercial paper rating is a current assessment of the
Paper       likelihood of timely payment of debt having an original maturity
Rating      of no more than 365 days. Ratings are graded into several
Definitions categories, ranging from A for the highest quality obligations to
            D for the lowest. These categories are as follows:

             A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

             A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

             A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

             B: Issues rated B are regarded as having only speculative
            capacity for timely payment.
                                                                   Prospectus

             C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

             D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

             A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.


PIMCO Funds: Pacific Investment Management Series

            -------------------------------------------------------------------
            INVESTMENT ADVISER AND ADMINISTRATOR
PIMCO       PIMCO, 840 Newport Center Drive, Suite 300, Newport Beach, CA
Funds:      92660
Pacific
Investment
Management  -------------------------------------------------------------------
Series      CUSTODIAN
            State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO
            64105

            -------------------------------------------------------------------
            TRANSFER AGENT
            National Financial Data Services, 330 W. 9th Street, 4th Floor, Kansas City, MO 64105

            -------------------------------------------------------------------
            INDEPENDENT ACCOUNTANTS
            PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

            -------------------------------------------------------------------
            LEGAL COUNSEL
            Dechert Price & Rhoads, 1775 Eye Street N.W., Washington, D.C.
            20006

            -------------------------------------------------------------------

The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Funds' performance during its last fiscal year. You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO Funds: Pacific Investment Management Series
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

You can also visit our Web site at www.pimco.com for additional information about the Funds.

You may review and copy information about the Trust, including SAI, at the Securities and Exchange Commission's public reference room in Washington. You may call the Commission at 1-202-942-8090 for information about the operation of the reference room. You may also access reports and other information about the trust on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PIMCO
-------
  FUNDS

PIMCO Funds
840 Newport Center Drive
Suite 300
Newport Beach, CA 92660

www.pimco.com

Investment Company Act file no. 811-5028

PY000.3/00

               PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

                         Supplement dated May 23, 2000
                                    to the
                         Prospectus for Class D Shares
                              Dated April 5, 2000

  Disclosure Relating to the PIMCO New York Intermediate Municipal Bond Fund

The PIMCO New York Intermediate Municipal Bond Fund has changed its investment focus from intermediate-term municipal securities to intermediate- to long-term municipal securities that are exempt from federal and New York income tax. As such, the average portfolio duration of the Fund will change from a 3-7 year time frame to a 3-12 year time frame. In addition, the name of the Fund has been changed to the PIMCO New York Municipal Bond Fund.

               PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES

                         Supplement dated May 23, 2000
                                    to the
                         Prospectus for Class A Shares
                             Dated March 31, 2000

  Disclosure Relating to the PIMCO New York Intermediate Municipal Bond Fund

The PIMCO New York Intermediate Municipal Bond Fund has changed its investment focus from intermediate-term municipal securities to intermediate- to long-term municipal securities that are exempt from federal and New York income tax. As such, the average portfolio duration of the Fund will change from a 3-7 year time frame to a 3-12 year time frame. In addition, the name of the Fund has been changed to the PIMCO New York Municipal Bond Fund.